UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA			22911
(Address of principal executive offices)			(Zip code)

Richard J. Flannery President and Chief Executive Officer TIFF Advisory Services, Inc. 590 Peter Jefferson Parkway, Charlottesville, VA 22911
(Name and address of agent for service)

with a copy to: Jack Murphy, Esq. Dechert LLP 1775 I Street, N.W., Washington, D.C. 20006-2401

Registrant’s telephone number, including area code:		434-817-8200

Date of fiscal year end:	12/31/2006

Date of reporting period:	1/1/2006 - 6/30/2006

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
JUNE 30, 2006 (UNAUDITED)	A Report of the TIFF INVESTMENT PROGRAM

ABOUT TIFF

The Investment Fund for Foundations (TIFF) was founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them a series of multi-manager investment vehicles plus resources aimed at enhancing fiduciaries’ knowledge of investing.

TIFF MUTUAL FUNDS

TIFF Investment Program, Inc. (TIP) comprises a family of multi-manager, no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of five mutual funds at present: TIFF Multi-Asset Fund (MAF), TIFF International Equity Fund (IEF), TIFF US Equity Fund (USEF), TIFF Government Bond Fund (GBF), and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

As investment advisor to the funds, TAS has responsibility for the time-intensive task of selecting money managers and other vendors. And, for MAF, TAS has responsibility for the all-important task of asset allocation within the marketable investments’ sector.

FINANCIAL STATEMENTS

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2006. Discussion of the performance of the mutual funds has been provided to members via the TIFF Marketable Investments quarterly reports.

FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

August 29, 2006

Copyright © 2006 ■ All rights reserved ■ This report may not be reproduced or distributed without written permission from TIFF.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Number
of Shares		Value +
	Common Stocks — 37.5%
	US Common Stocks — 16.8%
	Aerospace and Defense — 0.2%
8,700	Lockheed Martin Corp.	$624,138
8,200	Northrop Grumman Corp.	525,292
21,500	Raytheon Co.	958,255
		2,107,685
	Airlines — 0.2%
55,300	AMR Corp.*	1,405,726
44,400	Northwest Airlines Corp.*	24,864
13,400	US Airways Group, Inc.*	677,236
		2,107,826
	Apparel — 0.0%(h)
2,900	Nike, Inc., Class B	234,900

	Auto Manufacturers and Parts — 0.1%
48,600	Ford Motor Co.	336,798
6,400	Paccar, Inc.	527,232
		864,030
	Banking — 0.8%
102,500	Bank of America Corp.	4,930,157
13,300	Keycorp	474,544
114,600	Mellon Financial Corp.	3,945,678
5,300	National City Corp.	191,754
5,400	UnionBanCal Corp.	348,786
8,000	Wachovia Corp.	432,640
8,200	Wells Fargo & Co.	550,056
		10,873,615
	Beverages, Food and Tobacco — 0.7%
23,800	Altria Group, Inc.	1,747,634
6,100	Campbell Soup Co.	226,371
4,400	Coca-Cola Co. (The)	189,288
89,600	ConAgra Foods, Inc.	1,981,056
10,800	General Mills, Inc.	557,928
65,000	H.J. Heinz Co.	2,679,300
24,500	Kroger Co. (The)	535,570
9,700	PepsiCo, Inc.	582,388
4,600	Reynolds American, Inc.	530,380
5,100	Safeway, Inc.	132,600
		9,162,515
	Biotechnology — 0.0%(h)
10,900	Amgen, Inc.*	711,007

	Building Materials — 0.0%(h)
6,900	MASCO Corp.	204,516

	Chemicals — 0.0%(h)
2,900	PPG Industries, Inc.	191,400
4,000	Rohm & Haas Co.	200,480
		391,880
	Coal — 0.2%
33,800	Consol Energy, Inc.	$1,579,136
24,700	Massey Energy Co.	889,200
		2,468,336
	Commercial Services — 0.3%
100	Cendant Corp.	1,629
7,400	Forrester Research, Inc.*	207,052
4,000	Learning Tree International, Inc.*	35,080
3,350	Live Nation, Inc.*	68,206
10,100	McKesson Corp.	477,528
32,000	Moody’s Corp.	1,742,720
32,000	Viad Corp.	1,001,600
18,600	Watson Wyatt Worldwide, Inc.	649,512
		4,183,327
	Computers — 0.5%
4,700	Computer Sciences Corp.*	227,668
33,700	Dell, Inc.*	822,617
10,600	DST Systems, Inc.*	630,700
8,200	Electronic Data Systems Corp.	197,292
14,800	EMC Corp.*	162,356
58,300	Gartner Group, Inc., Class A*	827,860
74,100	Hewlett-Packard Co.	2,347,488
5,700	IBM	437,874
262,400	Sun Microsystems, Inc.*	1,088,960
		6,742,815
	Cosmetics and Personal Care — 0.0%(h)
9,100	Estee Lauder Companies, Inc. (The), Class A	351,897
2,900	Procter & Gamble Co.	161,240
		513,137
	Electric Utilities — 0.1%
4,600	American Electric Power Co., Inc.	157,550
3,800	Constellation Energy Group, Inc.	207,176
9,600	Edison International	374,400
4,400	FirstEnergy Corp.	238,524
6,300	PG&E Corp.	247,464
6,600	PPL Corp.	213,180
		1,438,294
	Electrical Components and Equipment — 0.1%
4,800	Emerson Electric Co.	402,288
43,500	Superior Essex, Inc.*	1,301,955
		1,704,243
	Entertainment and Leisure — 0.0%(h)
5,300	International Game Technology	201,082
5,200	International Speedway Corp., Class A	241,124
		442,206
	Environmental Control — 0.0%(h)
5,800	Waste Management, Inc.	208,104

	Financial Services — 1.3%
59,300	American Express Co.	3,155,946
39,040	Ameriprise Financial, Inc.	1,742,746
1,500	Bear Stearns Companies, Inc. (The)	210,120
8,000	CIT Group, Inc.	418,320

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

96,500	Citigroup, Inc.	$4,655,160
14,500	Countrywide Financial Corp.	552,160
7,300	Goldman Sachs Group, Inc.	1,098,139
16,800	JPMorgan Chase & Co.	705,600
9,600	Lehman Brothers Holdings, Inc.	625,440
10,700	Merrill Lynch & Co., Inc.	744,292
52,900	Morgan Stanley	3,343,809
		17,251,732
	Forest Products and Paper — 0.3%
132,900	International Paper Co.	4,292,670

	Healthcare Products — 0.1%
16,000	Johnson & Johnson	958,720

	Healthcare Services — 0.1%
11,500	Aetna, Inc.	459,195
5,400	Caremark Rx, Inc.	269,298
		728,493
	Heavy Machinery — 0.0%(h)
7,200	Caterpillar, Inc.	536,256

	Home Builders — 0.0%(h)
57,500	Fleetwood Enterprises, Inc.*	433,550

	Household Products and Wares — 0.2%
43,200	American Greetings Corp., Class A	907,632
2,400	Clorox Co. (The)	146,328
7,900	Kimberly-Clark Corp.	487,430
29,400	Scotts Miracle-Gro Co. (The)	1,244,208
		2,785,598
	Insurance — 0.4%
11,500	Allstate Corp. (The)	629,395
669	Berkshire Hathaway, Inc., Class B*	2,035,767
12,300	Loews Corp.	436,035
13,000	MBIA, Inc.	761,150
15,500	Mercury General Corp.	873,735
7,900	MGIC Investment Corp.	513,500
8,700	Principal Financial Group	484,155
		5,733,737
	Internet — 0.2%
14,900	Amazon.com, Inc.*	576,183
18,900	Blue Nile, Inc.*	607,824
30,250	Liberty Media Holding Corp., Interactive Series A (Tracking Stock)*@	522,115
26,500	Priceline.com, Inc.*	791,290
		2,497,412
	Lodging — 0.2%
32,700	Hilton Hotels Corp.	924,756
30,300	Starwood Hotels & Resorts Worldwide, Inc.	1,828,302
		2,753,058

	Media — 1.0%
36,361	Cablevision Systems Corp.	779,943
6,800	CBS Corp., Class A	184,008
126,200	CBS Corp., Class B	$3,413,710
40,600	Clear Channel Communications, Inc.	1,256,570
37,400	Comcast Corp., Class A*	1,225,972
23,900	DIRECTV Group, Inc. (The)*	394,350
39,100	Discovery Holding Co., Class A*	572,033
15,700	Dow Jones & Co., Inc.	549,657
51,815	Hollinger International, Inc.*	416,074
58,867	Liberty Global, Inc., Class A*	1,265,641
58,867	Liberty Global, Inc., Class C*	1,210,894
6,050	Liberty Media Holding Corp., Capital Series A (Tracking Stock)*@	506,809
6,400	McGraw-Hill Companies, Inc. (The)	321,472
10,300	News Corp., Class A	197,554
284,900	Primedia, Inc.*	521,367
47,900	Time Warner, Inc.	828,670
5,800	Univision Communications, Inc., Class A*	194,300
6,800	Viacom, Inc., Class A*	244,460
		14,083,484
	Metals and Mining — 0.8%
191,900	Alcoa, Inc.	6,209,884
37,200	Freeport-McMoRan Copper & Gold, Inc., Class B	2,061,252
35,300	Newmont Mining Corp.	1,868,429
9,800	Nucor Corp.	531,650
		10,671,215
	Miscellaneous Manufacturing — 0.4%
3,800	Eaton Corp.	286,520
103,900	General Electric Co.	3,424,544
4,600	Honeywell International, Inc.	185,380
8,600	Illinois Tool Works, Inc.	408,500
11,000	Ingersoll-Rand Co. Ltd.	470,580
		4,775,524
	Office and Business Equipment — 0.2%
14,900	Pitney Bowes, Inc.	615,370
110,500	Xerox Corp.*	1,537,055
		2,152,425
	Oil and Gas — 2.4%
6,600	Anadarko Petroleum Corp.	314,754
51,000	Chevron Corp.	3,165,060
48,824	ConocoPhillips	3,199,437
8,900	Devon Energy Corp.	537,649
49,400	EOG Resources, Inc.	3,425,396
98,260	Exxon Mobil Corp.	6,028,251
19,475	GlobalSantaFe Corp.	1,124,681
7,200	Hess Corp.	380,520
4,600	Marathon Oil Corp.	383,180
7,100	Nabors Industries Ltd.	239,909
26,400	Newfield Exploration Co.*	1,292,016
27,000	Noble Energy, Inc.	1,265,220
3,100	Sunoco, Inc.	214,799
16,300	Transocean, Inc.*	1,309,216
93,600	Valero Energy Corp.	6,226,272
69,366	XTO Energy, Inc.	3,070,833
		32,177,193
	Oil and Gas Services — 0.2%
16,900	Baker Hughes, Inc.	1,383,265
23,400	Halliburton Co.	1,736,514
		3,119,779

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

	Pharmaceuticals — 1.1%
9,900	Abbott Laboratories	$431,739
9,100	AmerisourceBergen Corp.	381,472
28,300	Bristol-Myers Squibb Co.	731,838
9,100	Cardinal Health, Inc.	585,403
4,700	Forest Laboratories, Inc.*	181,843
112,500	Merck & Co., Inc.	4,098,375
191,700	Pfizer, Inc.	4,499,199
89,700	Schering-Plough Corp.	1,706,991
61,700	Wyeth	2,740,097
		15,356,957
	Pipelines — 0.2%
25,800	Equitable Resources, Inc.	864,300
25,200	Western Gas Resources, Inc.	1,508,220
		2,372,520
	Real Estate — 1.6%
32,800	Acadia Realty Trust - REIT	775,720
19,400	BRE Properties, Inc. - REIT	1,067,000
18,800	Camden Property Trust - REIT	1,382,740
66,000	Digital Realty Trust, Inc. - REIT	1,624,260
9,700	Essex Property Trust Inc. - REIT	1,083,102
33,100	Forest City Enterprises, Inc., Class A	1,652,021
19,400	Highwood Properties, Inc. - REIT	701,892
29,900	Maguire Properties, Inc. - REIT	1,051,583
18,900	Mid-America Apartment Communities, Inc. - REIT	1,053,675
32,100	Prologis REIT	1,673,052
29,700	Reckson Associates Realty Corp. - REIT	1,228,986
21,900	Simon Property Group, Inc. - REIT	1,816,386
9,300	SL Green Realty Corp. - REIT	1,018,071
28,900	Strategic Hotels & Resorts, Inc. - REIT	599,386
6,300	Taubman Centers, Inc. - REIT	257,670
48,800	Trizec Properties, Inc. - REIT	1,397,632
54,394	Ventas, Inc. - REIT	1,842,869
9,300	Vornado Realty Trust - REIT	907,215
		21,133,260
	Retail — 0.6%
54,000	99 Cents Only Stores*	564,840
105,700	Blockbuster, Inc., Class B*	464,023
76,000	Costco Wholesale Corp.	4,341,880
12,700	Home Depot, Inc.	454,533
8,200	JC Penney Co., Inc.	553,582
3,300	Kohl’s Corp.*	195,096
16,700	Limited Brands, Inc.	427,353
13,200	Office Depot, Inc.*	501,600
8,400	Starbucks Corp.*	317,184
8,600	Yum! Brands, Inc.	432,322
		8,252,413
	Semiconductors — 0.1%
38,180	Agere Systems, Inc.*	559,337
8,000	Freescale Semiconductor, Inc., Class B*	235,200
18,800	Intel Corp.	356,260
22,500	Texas Instruments, Inc.	681,525
		1,832,322
	Software — 0.7%
8,800	Fiserv, Inc.*	399,168
48,600	IMS Health, Inc.	1,304,910
8,200	Intuit, Inc.*	495,198
214,900	Microsoft Corp.	$5,007,170
147,800	Oracle Corp.*	2,141,622
		9,348,068
	Telecommunications — 1.3%
35,000	Alltel Corp.	2,234,050
54,000	American Tower Corp., Class A*	1,680,480
15,900	BellSouth Corp.	575,580
129,900	Cincinnati Bell, Inc.*	532,590
51,700	Cisco Systems, Inc.*	1,009,701
30,800	Crown Castle International Corp.*	1,063,832
3,479	Embarq Corp.	142,604
119,600	Level 3 Communications, Inc.*	492,752
403,000	Lucent Technologies, Inc.*	975,260
13,700	NII Holdings, Inc., Class B*	772,406
8,200	Qualcomm, Inc.	328,574
78,400	SBA Communications Corp.*	2,049,376
69,585	Sprint Nextel Corp.	1,391,004
134,100	Verizon Communications, Inc.	4,491,009
		17,739,218
	Transportation — 0.2%
4,100	CSX Corp.	288,804
3,900	FedEx Corp.	455,754
50,500	Kansas City Southern*	1,398,850
		2,143,408
	Total US Common Stocks (Cost $193,989,733)	227,487,448
	Foreign Common Stocks — 20.7%
	Australia — 1.0%
375,615	Alumina Ltd.	1,883,467
323,256	Amcor Ltd.	1,602,682
22,857	Australia and New Zealand Banking Group Ltd.	452,647
12,000	Caltex Australia Ltd.	210,598
169,811	Coles Myer Ltd.	1,432,094
415,273	Foster’s Group Ltd.	1,688,244
20,000	Iluka Resources Ltd.	97,563
131,961	National Australia Bank Ltd.	3,438,594
22,000	Rinker Group Ltd.	268,573
73,442	Santos Ltd.	660,467
643,536	Telstra Corp. Ltd.	1,760,947
		13,495,876
	Belgium — 0.1%
59,000	Fortis	2,009,282
	Brazil — 0.9%
38,400	Cia Siderurgica Nacional SA - ADR†	1,236,480
245,000	Cia Vale do Rio Doce - ADR†	5,042,100
77,086	Cia Vale do Rio Doce - ADR†	1,853,147
32,700	Petroleo Brasileiro SA - ADR†	2,920,437
47,100	Votorantim Celulose e Papel SA - ADR†	733,818
		11,785,982
	Canada — 3.7%
48,500	Abitibi-Consolidated, Inc. - NYSE Shares	132,890
90,300	Abitibi-Consolidated, Inc. - TSE Shares	244,405
24,000	ACE Aviation Holdings, Inc., Class A*	672,242
22,000	Alcan, Inc.	1,034,421
32,316	Barrick Gold Corp.	956,554

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

7,000	BCE, Inc. - NYSE Shares*	$165,550
21,500	BCE, Inc. - TSE Shares*	509,999
87,700	Boardwalk - REIT	1,930,102
584,700	Bombardier, Inc., Class B*	1,635,120
3,300	BPO Properties Ltd.	128,601
9,900	Brookfield Asset Management, Inc., Class A	402,138
38,300	Brookfield Properties Corp.	1,232,111
121,200	Cameco Corp.	4,844,364
125,000	Canadian Natural Resources Ltd.	6,937,326
10,300	EnCana Corp. - NYSE Shares	542,192
111,000	EnCana Corp. - TSE Shares	5,866,900
27,300	Fraser Papers, Inc.*	186,566
130,800	Huntingdon Real Estate Investment Trust - REIT	246,992
49,700	Imperial Oil Ltd.	1,822,467
29,300	Inco Ltd.*	1,930,870
409,900	Nortel Networks Corp.*	914,083
3,800	Novelis, Inc.	81,529
9,200	Onex Corp.	184,149
9,600	Petro-Canada - NYSE Shares	455,136
40,142	Petro-Canada - TSE Shares	1,911,627
103,300	Retirement Residences - REIT	707,605
16,100	RioCan - REIT	312,179
49,900	Rogers Communications, Inc., Class B	2,015,115
46,484	Suncor Energy, Inc.	3,776,067
21,000	Talisman Energy, Inc. - NYSE Shares	367,080
290,100	Talisman Energy, Inc. - TSE Shares	5,081,511
89,487	Western Oil Sands, Inc., Class A*	2,489,639
		49,717,530
	China — 0.3%
18,800	Aluminum Corp. of China Ltd. - ADR†	1,404,360
20,800	China Petroleum & Chemical Corp. - ADR†	1,191,709
1,800,000	China Telecom Corp. Ltd.	581,167
212,000	Tsingtao Brewery Co. Ltd.	236,353
		3,413,589
	Denmark — 0.1%
5,800	Coloplast A/S, Class B	429,754
13,833	Vestas Wind Systems A/S*	376,713
8,300	William Demant Holding*	619,261
		1,425,728
	Finland — 0.3%
23,400	Metso Oyj	848,807
40,300	Sampo Oyj, Class A	767,821
10,300	Tietoenator Oyj	296,801
69,968	UPM-Kymmene Oyj	1,502,570
		3,415,999
	France — 1.1%
29,200	Alcatel SA	368,246
1,285	Arkema - ADR†*	50,130
3,700	Atos Origin SA*	241,646
19,100	AXA SA	625,264
7,370	BNP Paribas	704,152
35,394	Carrefour SA	2,071,670
5,100	Cie de Saint-Gobain	363,859
4,200	Groupe Danone	532,682
6,901	Renault SA	741,213
4,504	Sanofi-Aventis	439,404
163,400	SCOR	357,262
11,903	Societe Generale, Class A	1,746,630
7,900	Thales SA	$308,490
44,016	Total SA	2,886,035
51,400	Total SA - ADR†	3,367,728
		14,804,411
	Germany — 0.6%
7,800	BASF AG	625,391
66,363	Bayer AG	3,045,543
8,400	Bayerische Motoren Werke AG	418,872
10,500	DaimlerChrysler AG	517,728
11,200	Deutsche Post AG	299,743
5,100	E.ON AG	586,097
8,200	Fresenius Medical Care AG & Co.	941,562
26,928	RWE AG	2,235,513
		8,670,449
	Hong Kong — 0.6%
28,500	Asia Satellite Telecommunications Holdings Ltd.	48,350
958,000	First Pacific Co.	372,993
154,000	Henderson Land Development Co.	799,779
360,510	Hong Kong & Shanghai Hotels Ltd. (The)	400,314
80,000	Hong Kong Aircraft Engineering Co. Ltd.	938,380
276,700	Hong Kong Electric Holdings Ltd.	1,252,055
1,058,449	New World Development Ltd.	1,749,759
370,000	Next Media Ltd.	206,367
240,000	Silver Grant International Ltd.	64,304
298,000	SmarTone Telecommunications Holdings Ltd.	296,188
150,000	Television Broadcasts Ltd.	928,248
256,000	Wheelock & Co. Ltd.	430,016
		7,486,753
	Indonesia — 0.1%
7,293,367	Bank Pan Indonesia Tbk PT*	302,743
164,000	Gudang Garam Tbk PT	168,383
1,487,000	Indofood Sukses Makmur Tbk PT	141,019
1,516,000	Matahari Putra Prima Tbk PT	122,851
157,000	Semen Gresik Persero Tbk PT	402,886
		1,137,882
	Ireland — 0.1%
62,500	Blackrock International Land plc*	29,569
143,791	Eircom Group plc	400,810
62,500	Fyffes plc	110,146
123,900	Independent News & Media plc	361,997
		902,522
	Italy — 0.5%
265,612	Banca Intesa SpA	1,553,445
28,500	Banca Monte dei Paschi di Siena	171,013
13,200	Banca Popolare Italiana*	125,341
72,000	Fiat SpA*	956,233
23,200	Luxottica Group SpA - ADR†	629,416
4,400	Natuzzi SpA - ADR† *	31,460
44,500	Saipem SpA	1,011,449
359,433	UniCredito Italiano SpA - MSE Shares	2,807,391
		7,285,748
	Japan — 2.0%
9,000	Ajinomoto Co., Inc.	99,887
11,000	Alfresa Holdings Corp.	684,928
4,300	Astellas Pharma, Inc.	158,385
38,000	Bank of Fukuoka Ltd. (The)	290,772

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

37,000	Bank of Yokohama Ltd. (The)	$287,939
8,000	Bridgestone Corp.	155,041
42,000	Canon, Inc.	2,056,468
26,000	Chiba Bank Ltd. (The)	244,316
14,000	Dai Nippon Printing Co. Ltd.	217,289
6,500	Daifuku Co. Ltd.	107,101
99	East Japan Railway Co.	738,401
42,000	Ebara Corp.	179,919
11,600	FamilyMart Co. Ltd.	334,445
13,000	Fuji Photo Film Co. Ltd.	437,460
4,600	Fujitsu Frontech Ltd.	40,638
44,000	Hitachi Ltd.	291,359
6,400	Isetan Co. Ltd.	108,939
30	Japan Tobacco, Inc.	109,287
14,000	JS Group Corp.	293,923
20,000	Kao Corp.	525,288
102,000	Kawasaki Heavy Industries Ltd.	345,478
52	KDDI Corp.	321,224
20,000	Kinden Corp.	171,466
43,000	Kirin Brewery Co. Ltd.	676,157
9,000	Matsushita Electric Industrial	190,653
40,114	Matsushita Electric Works Ltd.	447,397
13,000	Mitsubishi Corp.	261,458
3,000	Mitsubishi Gas Chemical Co., Inc.	34,627
19	Mitsubishi UFJ Financial Group, Inc.	265,383
67	Mizuho Financial Group, Inc.	570,367
19,050	Namco Bandai Holdings, Inc.	290,302
32,000	NEC Corp.	171,639
6,000	NGK Insulators Ltd.	70,545
2,600	Nintendo Co. Ltd.	438,195
20,000	Nippon Meat Packers, Inc.	232,608
5,000	Nippon Mining Holdings, Inc.	42,340
33,000	Nippon Oil Corp.	242,221
32,000	Nippon Suisan Kaisha Ltd.	162,134
10,000	Nisshinbo Industries, Inc.	109,899
10,000	Noritake Co. Ltd.	55,818
109	NTT Corp.	534,462
260	NTT DoCoMo, Inc.	381,770
14,000	Onward Kashiyama Co. Ltd.	215,715
3,450	Promise Co. Ltd.	200,733
16,000	Ricoh Co. Ltd.	315,689
3,000	Ryosan Co. Ltd.	78,987
5,000	Sankyo Co. Ltd.	319,015
8,000	Secom Co. Ltd.	379,973
27,000	Sekisui House Ltd.	372,414
10,080	Seven & I Holdings Co. Ltd.	333,750
40,000	Shimizu Corp.	225,227
16,000	Shiseido Co. Ltd.	315,303
25,000	Sompo Japan Insurance, Inc.	351,547
8,000	Sony Corp.	353,029
20,000	Sumitomo Electric Industries Ltd.	294,655
19,000	Sumitomo Forestry Co. Ltd.	198,851
21,000	Sumitomo Metal Mining Co. Ltd.	276,142
69	Sumitomo Mitsui Financial Group, Inc.	733,191
49,000	Sumitomo Trust & Banking Co. Ltd.	539,143
25,000	Taiyo Nippon Sanso Corp.	198,225
42,700	Takeda Pharmaceutical Co. Ltd.	2,665,292
32,000	Tanabe Seiyaku Co. Ltd.	394,681
1,400	TDK Corp.	106,114
14,700	Tokyo Electric Power Co., Inc. (The)	405,845
124,000	Tokyo Gas Co. Ltd.	586,897
3,000	Tokyo Ohka Kogyo Co. Ltd.	77,016
14,200	Toppan Forms Co. Ltd.	180,779
3,000	Toyo Seikan Kaisha Ltd.	54,568
40,700	Toyota Motor Corp.	2,131,702
128	West Japan Railway Co.	$532,679
6,000	Yamaha Motor Co. Ltd.	156,901
6,000	Yamatake Corp.	145,685
11,000	Yamato Holdings Co. Ltd.	195,819
		26,713,495
	Luxembourg — 0.1%
31,800	Arcelor	1,534,524

	Malaysia — 0.2%
22,800	British American Tobacco Malaysia Berhad	245,154
427,169	Bumiputra-Commerce Holdings Berhad	690,176
106,000	Carlsberg Brewery Malaysia Berhad	144,237
145,000	Kumpulan Guthrie Berhad	102,391
78,000	Malaysian Airlines System Berhad	56,827
362,900	Maxis Communications Berhad	844,431
252,000	Multi-Purpose Holdings Berhad*	58,529
239,000	Resorts World Berhad	761,586
121,000	Telekom Malaysia Berhad	298,316
		3,201,647
	Mexico — 0.0%(h)
2,100	America Movil SA de CV, Series L - ADR†	69,846
1,600	Telefonos de Mexico SA de CV, Series L - ADR†	33,328
		103,174
	Netherlands — 1.3%
4,792	Boskalis Westminster NV	324,643
15,175	Heineken NV	642,718
60,132	ING Groep NV	2,358,681
65,139	Mittal Steel Co. NV, Class A	1,987,391
149,978	Reed Elsevier NV	2,253,070
138,354	Royal Dutch Shell plc, Class A	4,652,358
25,100	Royal Dutch Shell plc, Class A - ADR†	1,688,161
29,422	Royal Dutch Shell plc, Class B	1,028,757
19,222	Royal Dutch Shell plc, Class B - ADR†	1,344,583
40,800	Royal KPN NV	458,057
19,600	Royal Philips	612,592
10,108	Wolters Kluwer NV	238,469
		17,589,480
	New Zealand — 0.1%
586,968	Telecom Corp. of New Zealand Ltd.	1,448,904
	Norway — 0.0%(h)
30,600	DNB NOR ASA	379,499
	Panama — 0.0%(h)
34,600	Bladex	540,798
	Philippines (The) — 0.2%
670,800	ABS-CBN Broadcasting Corp. - PDR*	186,663
184,976	Ayala Corp.	1,286,587
277,600	Banco de Oro Universal Bank*	161,629
57,900	Globe Telecom, Inc.	1,012,880
353,600	Jollibee Foods Corp.	206,071
		2,853,830
	Poland — 0.0%(h)
11,086	Bank Pekao SA	659,418

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Number of Shares		Value +
	Russia — 0.3%
32,800	LUKOIL - ADR†	$2,742,080
17,800	Surgutneftegaz OJSC - ADR†	1,317,200
		4,059,280
	Singapore — 0.6%
627,000	BIL International Ltd.	554,910
76,000	Great Eastern Holdings Ltd.	765,379
731,000	i-CABLE Communications Ltd.	162,532
132,200	Jardine Matheson Holdings Ltd.	2,326,720
169,500	Jardine Strategic Holdings Ltd. - SSE Shares	1,830,600
124,000	Mandarin Oriental International Ltd.	142,600
316,800	Oversea-Chinese Banking Corp.	1,318,797
349,000	United Industrial Corp. Ltd.	326,533
64,000	Yellow Pages Singapore Ltd.	42,124
		7,470,195
	South Africa — 0.8%
40,339	Anglo Platinum Ltd.	4,263,422
10,929	City Lodge Hotels Ltd.	75,014
178,517	FirstRand Ltd.	421,737
66,333	Gold Fields Ltd.	1,519,883
6,202	Impala Platinum Holdings Ltd.	1,146,081
12,140	JD Group Ltd.	113,002
37,399	Nedbank Group Ltd.	591,127
42,000	New Clicks Holdings Ltd.	51,778
210,300	RMB Holdings Ltd.	726,370
91,977	Standard Bank Group Ltd.	990,639
72,336	Sun International Ltd.	847,995
		10,747,048
	South Korea — 0.1%
430	Hyundai Motor Co.	36,675
730	Kookmin Bank	60,425
460	Korea Electric Power Corp.	17,106
23,500	Korea Gas Corp.	805,689
100	POSCO	26,779
80	Samsung Electronics Co. Ltd.	51,057
		997,731
	Spain — 0.8%
6,700	Acciona SA	1,038,393
38,200	Acerinox SA	661,521
43,500	Banco Popular Espanol SA	647,326
143,834	BSCH SA	2,103,632
66,197	Iberdrola SA	2,276,786
3,900	Prosegur Cia de Seguridad SA	97,240
30,600	Repsol YPF SA - ADR†	858,636
6,137	Sogecable SA*	176,145
168,130	Telefonica SA	2,795,259
6,800	Viscofan SA	100,684
		10,755,622
	Sweden — 0.2%
25,300	Assa Abloy AB	424,961
187,700	Ericsson, Class B	619,718
7,000	Hoganas AB, Class B	173,708
10,800	Svenska Cellulosa AB	445,434
25,200	Svenska Handelsbanken, Class A	647,912
		2,311,733

	Switzerland — 0.2%
8,300	Adecco SA	$489,410
16,200	Compagnie Financiere Richemonte AG (UNIT)	738,852
290	Geberit AG	334,394
300	Kudelski SA	7,223
6,080	Logitech International SA*	233,932
12,400	Novartis AG	669,346
1,700	Phonak Holding AG	105,870
400	PubliGroupe SA	133,482
3,000	Roche Holding AG	494,465
		3,206,974
	Taiwan — 0.0%(h)
194,920	Asustek Computer, Inc. - GDR*	432,722

	Thailand — 0.3%
589,700	Advanced Info Service PCL	1,386,137
224,000	GMM Grammy PCL	38,024
234,000	Kasikornbank PCL	372,073
76,000	Matichon PCL	24,898
108,000	MBK PCL	151,435
92,700	Siam Cement PCL	561,137
136,100	Siam Cement PCL - NVDR	760,219
385,053	Thai Union Frozen Products PCL - NVDR	244,429
255,000	Thanachart Capital PCL	96,239
		3,634,591
	United Kingdom — 4.1%
60,400	Amvescap plc	552,232
29,418	Anglo American plc - LSE Shares	1,204,059
20,856	Anglo American plc - JSE Shares	856,331
52,900	Arriva plc	583,600
53,500	Associated British Ports Holdings plc	893,521
89,176	Aviva plc	1,260,726
144,300	BAE Systems plc	985,420
64,400	Barclays plc	730,785
218,650	BG Group plc	2,925,247
14,720	BOC Group plc	430,431
133,486	Boots Group plc	1,898,377
340,823	BP plc	3,958,194
57,100	BP plc - ADR†	3,974,731
99,835	Brambles Industries plc	793,973
57,800	BT Group plc	255,949
10,889	Bunzl plc	124,358
205,300	Cable & Wireless plc	436,135
72,200	Capita Group plc	615,442
11,100	Carnival plc	451,788
79,500	Compass Group plc	385,602
40,200	Devro plc	86,991
44,800	Diageo plc	752,862
114,000	Enodis plc	455,425
23,100	Enterprise Inns plc	404,582
229,200	GKN plc	1,154,786
131,873	GlaxoSmithKline plc	3,682,655
54,500	Hanson plc	662,253
111,800	Hays plc	279,144
184,573	HBOS plc	3,205,468
1,700	Homeserve plc	48,735
75,600	ICAP plc	694,510
43,600	Informa plc	347,250
33,100	Intertek Group plc	428,530
610,500	Invensys plc*	216,872
165,400	ITV plc	329,987

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

25,711	Ladbrokes plc	$193,524
308,969	Lloyds TSB Group plc	3,042,612
66,033	MyTravel Group plc, Class A*	288,063
83,600	PartyGaming plc	178,339
32,800	Provident Financial plc	372,053
18,100	Reckitt Benckiser plc	675,098
60,400	Reed Elsevier plc	609,212
25,600	Rexam plc	249,698
24,200	Rio Tinto plc	1,269,831
134,300	Sage Group plc	572,265
21,400	Smiths Group plc	352,319
172,200	Stagecoach Group plc	367,048
103,400	Tesco plc	638,126
107,083	Unilever plc	2,405,639
141,663	Vedanta Resources plc	3,556,696
194,100	Vodafone Group plc	412,980
32,400	WPP Group plc	391,739
94,457	Xstrata plc	3,571,755
		55,213,948
	Total Foreign Common Stocks (Cost $187,418,291)	279,406,364
	Total Common Stocks (Cost $381,408,024)	506,893,812

Principal Amount		Interest Rate	Maturity Date
	Asset-Backed Securities — 1.0%
$350,000	ACE Securities Corp., Ser. 2003-NC1, Class M2 (FRN)	7.220%	07/25/33	354,441
300,000	ACE Securities Corp., Ser. 2003-OP1, Class M2 (FRN)	6.820%	12/25/33	303,035
30,862	Asset Backed Funding Certificates, Ser. 2005-WF1, Class A2A (FRN)	5.400%	01/25/35	30,859
254,000	Asset Backed Securities Corp., Home Equity Loan Trust, Ser. 2004-HE1, Class M2 (FRN)	6.850%	01/15/34	259,448
275,000	Centex Home Equity, Ser. 2003-B, Class M2 (FRN)	7.020%	06/25/33	277,131
250,000	Chase Funding Loan Acquisition Trust, Ser. 2003-C1, Class 2M2 (FRN)	6.770%	10/25/32	250,684
800,000	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE4, Class A2C (FRN)	5.590%	10/25/35	801,540
49,889	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN)	5.600%	04/25/34	49,921
663,452	Countrywide Asset-Backed Certificates, Ser. 2004-14, Class A2 (FRN)	5.590%	06/25/35	663,586
163,469	Countrywide Asset-Backed Certificates, Ser. 2005-1, Class 3AV1 (FRN)	5.410%	07/25/35	163,481
Principal Amount		Interest Rate	Maturity Date	Value +
$1,027,071	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB8, Class AF1B (STEP)	5.451%	12/25/35	$1,020,240
500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF2, Class M2 (FRN)	6.970%	07/25/33	500,395
265,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF5, Class M2 (FRN)	6.820%	03/25/34	267,508
32,060	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFC, Class A (FRN)	5.550%	06/25/35	32,062
600,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN)	5.640%	11/25/35	601,414
402,749	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF3, Class A1 (FRN)	5.400%	04/25/35	402,776
500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH2, Class A2 (FRN)	5.570%	04/25/35	500,840
27,306	FNMA Whole Loan, Ser. 2001-W1, Class AF5 (STEP)	7.516%	08/25/31	27,306
458,552	JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A1 (FRN)	5.440%	07/25/35	458,652
500,000	JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A2 (FRN)	5.580%	07/25/35	501,852
113,542	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE1, Class A2 (FRN)	5.710%	04/25/35	113,753
363,327	Merrill Lynch Mortgage Investors, Inc., Ser. 2005-NCB, Class A1A (VRN)	5.451%	07/25/36	361,101
303,687	Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN)	5.860%	12/27/32	304,732
606,000	Morgan Stanley ABS Capital, Inc., Ser. 2004-NC1, Class M2 (FRN)	6.870%	12/27/33	617,114
500,000	New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)	7.320%	01/25/33	502,566

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Principal Amount		Interest Rate	Maturity Date	Value +
$300,000	New Century Home Equity Loan Trust, Ser. 2003-6, Class M2 (FRN)	6.920%	01/25/34	$306,392
1,750,000	New Century Home Equity Loan Trust, Ser. 2005-4, Class A2B (FRN)	5.590%	09/25/35	1,752,735
250,000	Residential Asset Securities Corp., Ser. 2003-KS10, Class MII2 (FRN)	6.670%	12/25/33	253,788
841,818	Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN)	5.620%	10/25/34	843,924
1,000,000	Residential Asset Securities Corp., Ser. 2005-KS8, Class A3 (FRN)	5.580%	08/25/35	1,002,730
294,269	SACO I Trust, Ser. 2005-WM3, Class A1 (FRN)	5.580%	09/25/35	294,335
150,000	Structured Asset Investment Loan Trust, Ser. 2003-BC6, Class M3 (FRN)	7.470%	07/25/33	151,444
	Total Asset-Backed Securities (Cost $13,936,200)			13,971,785
	Mortgage-Backed Securities - Private Issuers — 0.8%
183,710	American Home Mortgage Investment Trust, Ser. 2004-1, Class 4A (FRN)	3.280%	04/25/44	176,999
701,793	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A (FRN)	4.390%	02/25/45	676,910
837,768	American Home Mortgage Investment Trust, Ser. 2005-1, Class 6A (FRN)	5.294%	06/25/45	821,947
596,680	American Home Mortgage Investment Trust, Ser. 2005-2, Class 5A2 (FRN)	5.470%	09/25/35	596,668
682,714	Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)	3.965%	12/20/34	679,017
226,807	Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN)	6.352%	07/19/44	226,807
525,644	Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (VRN)	3.758%	11/19/34	517,724
489,057	Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN)	5.660%	11/19/34	491,504
Principal Amount		Interest Rate	Maturity Date	Value +
$318,151	Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN)	5.610%	06/20/35	$319,202
40,245	Impac CMB Trust, Ser. 2003-5, Class M2 (FRN)	7.690%	08/25/33	40,304
66,848	Impac CMB Trust, Ser. 2003-6, Class M (FRN)	7.020%	07/25/33	66,941
33,419	Impac CMB Trust, Ser. 2003-7, Class M (FRN)	7.800%	08/25/33	33,462
99,873	Impac CMB Trust, Ser. 2004-4, Class 1M5 (FRN)	6.620%	09/25/34	100,135
93,616	Impac CMB Trust, Ser. 2004-7, Class M5 (FRN)	6.720%	11/25/34	93,822
361,357	Impac CMB Trust, Ser. 2004-9, Class M4 (FRN)	6.373%	01/25/35	362,333
536,170	MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)	5.324%	08/25/29	535,892
1,320,795	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN)	5.640%	10/25/35	1,327,659
718,240	Structured Asset Securities Corp., Ser. 2005-RF1, Class A (FRN)	5.670%	03/25/35	717,789
1,440,229	Structured Asset Securities Corp., Ser. 2005-RF3, Class A1 (FRN)	5.670%	06/25/35	1,442,080
48,168	Wachovia Asset Securitization, Inc., Ser. 2002-1, Class 1A1	6.250%	10/25/33	47,781
894,758	Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)	5.680%	01/25/45	896,413
	Total Mortgage-Backed Securities - Private Issuers (Cost $10,200,451)			10,171,389
	Mortgage-Backed Securities - US Government Agency Obligations — 0.8%
86,572	FHLMC Pool #1J1225 (FRN)	5.572%	10/01/35	85,928
671,330	FHLMC Pool #781697 (FRN)	2.809%	07/01/34	653,144
592,663	FHLMC Strip, Ser. 2004-227, Class IO(a)(b)	5.000%	12/01/34	154,481
467,404	FHLMC Strip, Ser. 2005-232, Class IO(a)(b)	5.000%	08/01/35	123,892
95,877	FHLMC Strip, Ser. 2005-233, Class 5(a)(b)	4.500%	09/15/35	25,046

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Principal Amount		Interest Rate	Maturity Date	Value +
$776,230	FHLMC Structured Pass Through Securities, Ser. 2003-57, Class 1A3	7.500%	07/25/43	$799,110
75,949	FHLMC, Ser. 2004-2882, Class HI(a)(b)	5.000%	05/15/18	10,733
164,337	FHLMC, Ser. 2005-2934, Class HI(a)(b)	5.000%	02/15/20	35,593
81,190	FHLMC, Ser. 2005-2934, Class KI(a)(b)	5.000%	02/15/20	16,296
85,771	FHLMC, Ser. 2005-2967, Class JI(a)(b)	5.000%	04/15/20	18,004
4,200,000	FNMA (TBA)	5.500%	07/01/21	4,121,250
1,800,000	FNMA (TBA)	5.500%	07/01/36	1,728,562
1,000,000	FNMA (TBA)	6.500%	07/01/36	1,005,000
92,725	FNMA Pool #849173 (FRN)	5.523%	01/01/36	92,287
300,773	FNMA Pool #891228	5.580%	05/01/36	299,997
261,575	FNMA Strip, Ser. 2005-357, Class 2(a)(b)	5.000%	02/01/35	67,877
1,309,774	FNMA Strip, Ser. 2005-360, Class 2(a)(b)	5.000%	08/01/35	346,084
96,693	FNMA Strip, Ser. 2005-365, Class 4(a)(b)	5.000%	12/01/35	25,739
867,221	FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	884,762
361,537	FNMA, Ser. 2006-10, Class FD (FRN)	5.670%	03/25/36	361,346
146,480	GNMA, Ser. 2001-65, Class PG	6.000%	07/20/28	146,247
	Total Mortgage-Backed Securities - US Government Agency Obligations (Cost $11,055,043)			11,001,378
	US Treasury Securities — 11.7%
134,245,099	US Treasury Inflation-Indexed Note††	2.000%	01/15/16	128,198,834
2,450,740	US Treasury Inflation-Indexed Bond	3.880%	04/15/29	3,032,408
26,731,000	US Treasury Note	5.125%	05/15/16	26,699,671
	Total US Treasury Securities (Cost $162,516,399)			157,930,913

Number of Shares
	Commingled Investment Vehicles — 21.9%
	Exchange Traded Funds — 2.0%
202,800	iShares MSCI EAFE Index Fund	13,224,588
134,900	iShares MSCI Emerging Markets Index Fund	12,667,110
40,000	iShares MSCI South Korea Index Fund	1,802,800
		27,694,498
Number of Shares		Value +
	Private Investment Funds — 19.9%
	Convexity Capital Offshore, LP*(a)(c)(d)(e)	$46,097,462
	Farallon Capital Institutional Partners, LP*(a)(c)(d)(e)	34,269,356
	Freeman Fair Value Fund I, LP*(c)(d)(e)(g)	55,368,321
73,389	Lansdowne UK Equity Fund Ltd.*(a)(c)(d)(e)	15,646,635
	Lone Cascade, LP*(a)(c)(d)(e)	4,563,662
	Lone Picea, LP, Class B*(a)(c)(d)(e)	1,611,873
	Lone Picea, LP, Class D*(a)(c)(d)(e)	2,657,002
	Lone Redwood, LP* (a)(c)(d)(e)	12,167,161
184,771	Maverick Fund USA, Ltd.*(a)(c)(d)(e)	18,955,085
36,437	Maverick Fund USA, Ltd., Class C*(a)(c)(d)(e)	3,707,724
	OZ Domestic Partners, LP*(a)(c)(d)(e)	13,203,360
45,152	Regiment Capital Ltd.*(a)(c)(d)(e)	7,314,069
153,727	Tosca*(a)(c)(d)(e)	15,389,633
	Value Realization Fund, LP (The)*(c)(d)(e)(f)	37,424,867
		268,376,210
	Total Commingled Investment Vehicles (Cost $230,960,994)	296,070,708
	Preferred Stocks — 0.1%
5,456	Anglo Platinum Ltd. (South Africa)	208,853
33,868	Cia Vale do Rio Doce (Brazil)	689,801
	Total Preferred Stocks (Cost $483,812)	898,654

Number of Contracts
Purchased Options — 0.0%(h)
28	IMM Eurodollar 1 Year Mid-Curve Option December 2006 Calls, Strike 95.00, Expiring 12/15/06 (Malaysia)* (Cost $21,853)	4,375

Number of Shares
	Miscellaneous — 0.0%(h)
10,248	Suez SA, Strip VVPR - PSE Shares (France)*(a) (Cost $120)	131
	Rights — 0.0%(h)
244,200	Invensys plc Rights, Expiring 7/7/2006 (United Kingdom)* (Cost $0)	18,292

Warrants — 0.0%(h)
18,100	Multi-Purpose Holdings Berhad Warrants, Expiring 2/26/2009 (Malaysia)* (Cost $500)	1,035

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Principal		Interest	Maturity
Amount		Rate	Date	Value +
	Short-Term Investments — 29.5%
	Agency Discount Note — 0.0%(h)
$25,000	FHLMC - Discount Note††† (Cost $24,606)	4.980	%# 10/23/06	$24,405
	Repurchase Agreement — 2.6%
34,823,384

Investors Bank & Trust Company Repurchase Agreement issued 06/30/06 (proceeds at maturity $34,834,266) (Collateralized by a $4,060,673 SBA Pool #505388, 8.125%, due 4/25/26, a $10,100,130 FNMA 2003-2, 5.823%, due 02/25/33, a $10,737,958 FNMA Pool #759019, 4.389%, due 01/01/34 and a $11,423,803 FHLMC Pool #2906, 5.549%, due 12/15/34, with market value, including accrued interest, of $4,400,773, $10,269,396, $10,512,326, and $11,382,058, respectively)

	(Cost $34,823,384)	3.750%	07/03/06	34,823,384

	US Treasury Securities — 26.9%#
74,950,000	US Treasury Bill	4.77%-4.80%	09/07/06	74,294,712
55,000,000	US Treasury Bill	4.78%	09/14/06	54,471,450
47,600,000	US Treasury Bill	4.77%-4.84%	09/21/06	47,094,012
37,700,000	US Treasury Bill	4.92%-5.03%	10/26/06	37,112,257
56,350,000	US Treasury Bill	4.99%-5.00%	11/02/06	55,416,731
37,800,000	US Treasury Bill	4.95%-4.98%	11/09/06	37,135,363
8,200,000	US Treasury Bill	5.02%	11/24/06	8,037,435
40,000,000	US Treasury Bill†††	5.05%	12/07/06	39,137,160
11,000,000	US Treasury Bill	5.24%	12/28/06	10,724,098
	Total US Treasury Securities (Cost $363,457,240)			363,423,218
	Total Short-Term Investments (Cost $398,305,230)			398,271,007
	Total Investments — 103.3%
	(Cost $1,208,888,626)			1,395,233,479
	Liabilities in Excess of Other Assets — (3.3%)			(44,226,313)
	Net Assets — 100.0%			$1,351,007,166

Number of Shares		Value +
	Short Portfolio — (1.2%)
	Common Stock — (0.0%) (h)
100	NVR, Inc.	$(49,125)
	Exchange Traded Funds — (1.0%)
184,800	Energy Select Sector SPDR Fund	(10,481,856)
46,600	iShares Dow Jones US Real Estate Index Fund	(3,322,580)
		(13,804,436)
	Real Estate Investment Trusts — (0.2%)
5,500	Affordable Residential Community - REIT	(59,125)
7,700	Ashford Hospitality Trust - REIT	(97,174)
5,000	Brandywine Realty Trust - REIT	(160,850)
4,700	Canadian Apartment Properties - REIT	(67,976)
5,200	Capital Lease Funding, Inc. - REIT	(59,332)
4,100	Cedar Shopping Centers, Inc. - REIT	(60,352)
4,000	Columbia Equity Trust, Inc. - REIT	(61,440)
4,500	Commercial Net Lease Realty - REIT	(89,775)
3,500	Developers Divers Realty Corp. - REIT	(182,630)
4,200	Duke Realty Corp. - REIT	(147,630)
3,100	Eagle Hospitality Properties Trust, Inc. - REIT	(29,853)
3,900	Education Realty Trust, Inc. - REIT	(64,935)
3,800	Equity Inns, Inc. - REIT	(62,928)
4,000	Equity One, Inc. - REIT	(83,600)
3,900	Extra Space Storage, Inc. - REIT	(63,336)
3,200	Feldman Mall Properties, Inc. - REIT	(35,072)
3,600	General Growth Properties, Inc. - REIT	(162,216)
2,200	Getty Realty Corp. - REIT	(62,568)
6,700	Health Care Property Investors, Inc. - REIT	(179,158)
1,400	Hospitalities Properties Trust - REIT	(61,488)
13,400	HRPT Properties Trust - REIT	(154,904)
2,200	Liberty Property Trust - REIT	(97,240)
5,000	New Plan Excel Realty Trust - REIT	(123,450)
3,800	Pennsylvania Real Estate - REIT	(153,406)
3,900	Post Properties, Inc. - REIT	(176,826)
3,200	Ramco-Gershenson Properties - REIT	(86,176)
5,100	Senior Housing Properties Trust - REIT	(91,341)
5,400	United Dominion Realty Trust - REIT	(151,254)
1,500	Weingarten Realty Investors - REIT	(57,420)
		(2,883,455)
	Total Short Portfolio (Proceeds $14,246,346)	$(16,737,016)

Number of Contracts
Written Options — (0.0%)(h)
28	IMM Eurodollar Option December 2006 Calls, Strike 95.00, Expiring 12/15/06 (Proceeds $19,659)	$(3,150)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Summary of Industry Classifications (as a % of total net assets):

Agency Note	0.0	%(h)
Asset Backed Securities	1.0
Basic Materials	4.9
Communications	4.4
Consumer, Cyclical	2.5
Consumer, Non-cyclical	4.7
Diversified	0.5
Energy	7.9
Financial	7.6
Exchange Traded Funds	1.0
Industrial	2.4
Mortgage Securities	1.6
Private Investment Funds	19.9
Repurchase Agreements	2.6
Reverse Repurchase Agreements	(2.3)
Technology	1.7
US Treasury Securities	38.6
Utilities	0.7
Forward Currency Contracts	(0.0	)(h)
Financial Futures Contracts	0.7
Options	0.0	(h)
Other Liabilities in Excess of Other Assets	(0.4)
Total	100.0%

                 ADR   American Depositary Receipt

    EAFE   Europe, Australia, and Far East

FHLMC   Freddie Mac

         FNMA   Fannie Mae

                   FRN   Floating Rate Note. Rate disclosed represents rate as of June 30, 2006.

                GDR   Global Depositary Receipt

       GNMA   Ginnie Mae

                       JSE   Johannesburg Stock Exchange

      IMM   International Money Market

       LSE   London Stock Exchange

     MSCI   Morgan Stanley Capital International

                  MSE   Milan Stock Exchange

         NVDR   Non-Voting Depositary Receipt

            NYSE   New York Stock Exchange

                  PDR   Philippine Depositary Receipt

                     PSE   Paris Stock Exchange

               REIT   Real Estate Investment Trust

                    SBA   Small Business Administration

                      SSE   Singapore Stock Exchange

              STEP   A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.

      TBA   To be announced

       TSE   Toronto Stock Exchange

              UNIT   A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.

                  VRN   Variable Rate Note. Rate disclosed represents rate as of June 30, 2006.

           VVPR   Verminderde Voorheffing Précompte Réduit (France dividend coupon)

                                  #   Interest rate represents the yield to maturity at the time of purchase.

                                    *   Non-income producing security.

                                @   A Tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company. Also known as a “designer stock”.

                                     †   A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

                                ††   Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.

                           †††   Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix C of Notes to Financial Statements for further information on financial futures contracts.

                                 +   See Note 2 to the Financial Statements.

                             (a)   Illiquid security.

                            (b)   Interest Only security.

                             (c)   Security is valued in good faith under procedures established by the board of directors.

                            (d)   Restricted security. See Appendix E of Notes to Financial Statements.

                             (e)   Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2006. These positions are therefore grouped into their own industry classification.

                              (f)   The TIP board of directors has deemed 10% of The Value Realization Fund, LP as illiquid.

                             (g)   The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

                            (h)   Rounds to less than 0.1% or (0.1%).

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (uNAUDITED)	June 30, 2006

Number
of Shares		Value +
	Common Stocks — 74.7%
	Australia — 4.1%
94,000	Alumina Ltd.	$471,350
196,567	Amcor Ltd.	974,566
36,568	Australia and New Zealand Banking Group Ltd.	724,172
43,300	Caltex Australia Ltd.	759,907
123,114	Coles Myer Ltd.	1,038,276
381,152	Foster’s Group Ltd.	1,549,529
77,044	National Australia Bank Ltd.	2,007,586
112,965	Santos Ltd.	1,015,900
475,967	Telstra Corp. Ltd.	1,302,417
29,460	Wesfarmers Ltd.	772,829
		10,616,532
	Belgium — 0.6%
44,680	Fortis	1,521,605
	Brazil — 0.2%
29,050	Votorantim Celulose e Papel SA - ADR†	452,599
	Canada — 1.5%
49,000	Abitibi-Consolidated, Inc. - TSE Shares	132,623
9,900	ACE Aviation Holdings, Inc., Class A*	277,300
7,500	Alcan, Inc.	352,644
7,800	BCE, Inc. - TSE Shares*	185,023
335,900	Bombardier, Inc., Class B*	939,348
10,800	Fraser Papers, Inc.*	73,806
23,916	Imperial Oil Ltd.	876,984
69,620	Nortel Networks Corp.*	155,254
1,500	Novelis, Inc.	32,182
5,300	Onex Corp.	106,086
20,800	Rogers Communications, Inc., Class B	839,968
		3,971,218
	Chile — 0.2%
10,100	Banco Santander Chile SA - ADR†	407,434
	China — 0.3%
1,586,000	China Telecom Corp. Ltd.	512,073
145,000	Tsingtao Brewery Co. Ltd.	161,656
		673,729
	Denmark — 0.6%
5,200	Coloplast A/S, Class B	385,296
16,866	Vestas Wind Systems A/S*	459,310
10,500	William Demant Holding*	783,403
		1,628,009
	Finland — 1.3%
28,400	Metso Oyj	1,030,176
42,800	Sampo Oyj, Class A	815,453
12,220	Tietoenator Oyj	352,127
51,568	UPM-Kymmene Oyj	1,107,428
		3,305,184
	France — 5.2%
36,000	Alcatel SA	454,002
992	Arkema*	38,700
4,400	Atos Origin SA*	287,363
23,900	AXA SA	782,398
8,698	BNP Paribas	831,033
30,495	Carrefour SA	$1,784,923
29,481	Cie de Saint-Gobain	2,103,316
4,800	Groupe Danone	608,780
7,375	Renault SA	789,728
5,176	Sanofi-Aventis	504,963
201,820	SCOR	441,265
13,471	Societe Generale, Class A	1,976,716
10,000	Thales SA	390,493
34,681	Total SA	2,273,959
		13,267,639
	Germany — 3.0%
9,100	BASF AG	729,622
40,153	Bayer AG	1,842,709
10,200	Bayerische Motoren Werke AG	508,630
13,200	DaimlerChrysler AG	650,858
13,600	Deutsche Post AG	363,974
6,100	E.ON AG	701,018
3,400	Fresenius Medical Care AG & Co.	390,404
15,780	Fresenius Medical Care AG & Co. - ADR†	603,111
24,613	RWE AG	2,043,326
		7,833,652
	Hong Kong — 2.5%
20,500	Asia Satellite Telecommunications Holdings Ltd.	34,778
684,000	First Pacific Co.	266,312
108,000	Henderson Land Development Co.	560,884
220,824	Hong Kong & Shanghai Hotels Ltd. (The)	245,205
59,000	Hong Kong Aircraft Engineering Co. Ltd.	692,055
241,000	Hong Kong Electric Holdings Ltd.	1,090,514
491,000	i-CABLE Communications Ltd.	109,170
735,907	New World Development Ltd.	1,216,553
300,000	Next Media Ltd.	167,325
164,000	Silver Grant International Ltd.	43,941
202,478	SmarTone Telecommunications Holdings Ltd.	201,247
89,000	Television Broadcasts Ltd.	550,760
286,571	Wharf Holdings Ltd.	1,020,857
155,000	Wheelock & Co. Ltd.	260,362
		6,459,963
	Indonesia — 0.3%
5,067,923	Bank Pan Indonesia Tbk PT*	210,366
5,572	Bank Permata Tbk PT*(a)	404
343,000	Citra Marga Nusaphala Persada Tbk PT	22,281
114,000	Gudang Garam Tbk PT	117,047
1,067,000	Indofood Sukses Makmur Tbk PT	101,189
1,059,500	Matahari Putra Prima Tbk PT	85,858
415,000	Mulia Industrindo Tbk PT*	7,800
109,000	Semen Gresik Persero Tbk PT	279,710
		824,655
	Ireland — 0.4%
72,300	Blackrock International Land plc*	34,205
171,416	Eircom Group plc	477,814
72,300	Fyffes plc	127,417
151,340	Independent News & Media plc	442,168
		1,081,604
	Italy — 3.1%
389,191	Banca Intesa SpA	2,276,203
35,200	Banca Monte dei Paschi di Siena	211,216
16,300	Banca Popolare Italiana*	154,777

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (uNAUDITED)	June 30, 2006

90,600	Fiat SpA*	$1,203,260
28,400	Luxottica Group SpA - ADR†	770,492
6,600	Natuzzi SpA - ADR*†	47,190
45,600	Saipem SpA	1,036,451
296,390	UniCredito Italiano SpA - MSE Shares	2,314,987
		8,014,576
	Japan — 15.4%
8,000	Ajinomoto Co., Inc.	88,789
4,400	Alfresa Holdings Corp.	273,971
5,800	Astellas Pharma, Inc.	213,636
47,000	Bank of Fukuoka Ltd. (The)	359,640
43,000	Bank of Yokohama Ltd. (The)	334,632
6,000	Bridgestone Corp.	116,280
48,750	Canon, Inc.	2,386,972
35,000	Chiba Bank Ltd. (The)	328,887
25,000	Dai Nippon Printing Co. Ltd.	388,017
27,000	Dai-Dan Co. Ltd.	166,894
7,000	Daifuku Co. Ltd.	115,340
122	East Japan Railway Co.	909,949
56,000	Ebara Corp.	239,892
18,000	FamilyMart Co. Ltd.	518,966
17,000	Fuji Photo Film Co. Ltd.	572,063
8,500	Fujitsu Frontech Ltd.	75,092
183,000	Hitachi Ltd.	1,211,790
10,000	Inabata & Co. Ltd.	78,774
9,000	Isetan Co. Ltd.	153,196
40	Japan Tobacco, Inc.	145,716
19,000	JS Group Corp.	398,895
55,000	Kao Corp.	1,444,541
136,000	Kawasaki Heavy Industries Ltd.	460,637
352	KDDI Corp.	2,174,442
18,000	Kinden Corp.	154,319
56,000	Kirin Brewery Co. Ltd.	880,576
12,000	Matsushita Electric Industrial	254,205
42,772	Matsushita Electric Works Ltd.	477,042
37	Millea Holdings, Inc.	692,968
17,000	Mitsubishi Corp.	341,907
26	Mitsubishi UFJ Financial Group, Inc.	363,156
90	Mizuho Financial Group, Inc.	766,165
30,000	Namco Bandai Holdings, Inc.	457,168
42,000	NEC Corp.	225,276
5,000	NGK Insulators Ltd.	58,787
3,500	Nintendo Co. Ltd.	589,878
27,000	Nippon Meat Packers, Inc.	314,021
12,000	Nippon Mining Holdings, Inc.	101,615
43,000	Nippon Oil Corp.	315,622
58,000	Nippon Suisan Kaisha Ltd.	293,868
18,000	Nisshinbo Industries, Inc.	197,818
14,000	Noritake Co. Ltd.	78,144
132	NTT Corp.	647,238
350	NTT DoCoMo, Inc.	513,921
20,000	Onward Kashiyama Co. Ltd.	308,164
4,650	Promise Co. Ltd.	270,553
21,000	Ricoh Co. Ltd.	414,342
8,000	Ryosan Co. Ltd.	210,631
6,400	Sankyo Co. Ltd.	408,339
9,000	Sankyo Seiko Co. Ltd.	52,899
11,500	Secom Co. Ltd.	546,211
34,000	Sekisui House Ltd.	468,966
12,360	Seven & I Holdings Co. Ltd.	409,241
32,000	Shimizu Corp.	180,182
19,000	Shiseido Co. Ltd.	374,423
31,000	Sompo Japan Insurance, Inc.	435,918
11,400	Sony Corp.	503,067
27,000	Sumitomo Electric Industries Ltd.	397,784
38,000	Sumitomo Forestry Co. Ltd.	$397,702
28,000	Sumitomo Metal Mining Co. Ltd.	368,189
92	Sumitomo Mitsui Financial Group, Inc.	977,589
66,000	Sumitomo Trust & Banking Co. Ltd.	726,192
10,000	Sumitomo Wiring Systems Ltd.	252,595
74,000	Taiyo Nippon Sanso Corp.	586,747
49,100	Takeda Pharmaceutical Co. Ltd.	3,064,773
30,000	Tanabe Seiyaku Co. Ltd.	370,014
1,800	TDK Corp.	136,432
19,800	Tokyo Electric Power Co., Inc. (The)	546,648
154,000	Tokyo Gas Co. Ltd.	728,888
8,900	Tokyo Ohka Kogyo Co. Ltd.	228,481
18,700	Toppan Forms Co. Ltd.	238,068
11,000	Toyo Seikan Kaisha Ltd.	200,084
56,200	Toyota Motor Corp.	2,943,529
301	West Japan Railway Co.	1,252,627
6,000	Yamaha Motor Co. Ltd.	156,901
9,500	Yamatake Corp.	230,667
15,000	Yamato Holdings Co. Ltd.	267,026
		39,534,577
	Luxembourg — 0.6%
33,740	Arcelor	1,628,140
	Malaysia — 1.0%
19,000	British American Tobacco Malaysia Berhad	204,295
270,599	Bumiputra-Commerce Holdings Berhad	437,206
78,000	Carlsberg Brewery Malaysia Berhad	106,137
101,000	Kumpulan Guthrie Berhad	71,321
54,000	Malaysian Airlines System Berhad	39,342
215,100	Maxis Communications Berhad	500,516
245,200	MISC Berhad	513,389
204,000	Multi-Purpose Holdings Berhad*	47,381
169,000	Resorts World Berhad	538,527
82,000	Telekom Malaysia Berhad	202,165
		2,660,279
	Mexico — 0.2%
2,400	America Movil SA de CV, Series L - ADR†	79,823
21,900	Grupo Televisa SA - ADR†	422,889
1,600	Telefonos de Mexico SA de CV, Series L - ADR†	33,328
		536,040
	Netherlands — 4.2%
6,080	Boskalis Westminster NV	411,901
18,450	Heineken NV	781,427
53,566	ING Groep NV	2,101,129
87,502	Reed Elsevier NV	1,314,514
99,784	Royal Dutch Shell plc, Class A	3,355,384
36,491	Royal Dutch Shell plc, Class B	1,275,929
49,450	Royal KPN NV	555,170
23,782	Royal Philips	743,299
11,219	Wolters Kluwer NV	264,680
		10,803,433
	New Zealand — 0.4%
164,038	PGG Wrightson Ltd.	222,320
342,482	Telecom Corp. of New Zealand Ltd.	845,401
		1,067,721
	Norway — 0.2%
37,100	DNB NOR ASA	460,112

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (uNAUDITED)	June 30, 2006

	Panama — 0.2%
33,100	Bladex	$517,353
	Philippines (The) — 0.8%
485,700	ABS-CBN Broadcasting Corp. - PDR*	135,155
134,440	Ayala Corp.	935,088
201,000	Banco de Oro Universal Bank*	117,030
41,250	Globe Telecom, Inc.	721,611
252,000	Jollibee Foods Corp.	146,861
		2,055,745
	Poland — 0.2%
7,777	Bank Pekao SA	462,592
	Russia — 0.1%
4,300	LUKOIL - ADR†	359,480
	Singapore — 2.2%
433,000	BIL International Ltd.	383,215
51,000	Great Eastern Holdings Ltd.	513,610
115,020	Jardine Matheson Holdings Ltd.	2,024,352
124,812	Jardine Strategic Holdings Ltd. - LSE Shares	1,347,970
1,500	Jardine Strategic Holdings Ltd. - SSE Shares	16,200
88,881	Mandarin Oriental International Ltd.	102,213
196,000	Oversea-Chinese Banking Corp.	815,922
240,000	United Industrial Corp. Ltd.	224,550
46,000	Yellow Pages Singapore Ltd.	30,276
		5,458,308
	South Africa — 1.3%
4,800	Anglo Platinum Ltd.	507,311
7,408	City Lodge Hotels Ltd.	50,847
146,916	FirstRand Ltd.	347,081
6,886	Gold Fields Ltd.	157,778
9,926	JD Group Ltd.	92,393
30,044	Nedbank Group Ltd.	474,874
33,000	New Clicks Holdings Ltd.	40,683
165,000	RMB Holdings Ltd.	569,905
56,660	Standard Bank Group Ltd.	610,257
49,038	Sun International Ltd.	574,873
		3,426,002
	South Korea — 0.4%
950	Hyundai Motor Co.	81,026
1,200	Kookmin Bank	99,329
950	Korea Electric Power Corp.	35,328
15,250	Korea Gas Corp.	522,841
200	POSCO	53,558
170	Samsung Electronics Co. Ltd.	108,496
		900,578
	Spain — 4.2%
8,200	Acciona SA	1,270,870
46,300	Acerinox SA	801,791
52,500	Banco Popular Espanol SA	781,256
153,205	BSCH SA	2,240,687
59,024	Iberdrola SA	2,030,077
4,900	Prosegur Cia de Seguridad SA	122,174
7,441	Sogecable SA*	213,572
186,709	Telefonica SA	3,104,146
9,950	Viscofan SA	147,324
		10,711,897
	Sweden — 1.1%
30,700	Assa Abloy AB	$515,664
227,820	Ericsson, Class B	752,180
8,900	Hoganas AB, Class B	220,857
13,300	Svenska Cellulosa AB	548,543
30,600	Svenska Handelsbanken, Class A	786,750
		2,823,994
	Switzerland — 1.5%
10,300	Adecco SA	607,340
19,700	Compagnie Financiere Richemonte AG (UNIT)	898,480
400	Geberit AG	461,234
400	Kudelski SA	9,631
8,000	Logitech International SA*	307,806
15,180	Novartis AG	819,409
2,100	Phonak Holding AG	130,781
510	PubliGroupe SA	170,189
3,500	Roche Holding AG	576,875
		3,981,745
	Taiwan — 0.4%
226,847	Asustek Computer, Inc. - GDR*	503,600
27,700	Chunghwa Telecom Co., Ltd. - ADR†	511,619
		1,015,219
	Thailand — 1.2%
492,200	Advanced Info Service PCL	1,156,955
132,000	GMM Grammy PCL	22,487
163,000	Kasikornbank PCL	259,179
330,000	Matichon PCL	108,112
89,000	MBK PCL	124,794
240,000	Post Publishing PCL	53,152
64,000	Siam Cement PCL	387,408
94,800	Siam Cement PCL - NVDR	529,528
388,339	Thai Union Frozen Products PCL - NVDR	246,515
178,000	Thanachart Capital PCL	67,179
		2,955,309
	United Kingdom — 15.7%
70,100	Amvescap plc	640,918
27,462	Anglo American plc - ADR	561,323
66,782	Arriva plc	736,748
65,000	Associated British Ports Holdings plc	1,085,587
55,611	Aviva plc	786,201
170,000	BAE Systems plc	1,160,924
78,200	Barclays plc	887,382
166,521	BG Group plc	2,227,830
10,433	BOC Group plc	305,074
103,069	Boots Group plc	1,465,800
244,199	BP plc	2,836,038
61,577	Brambles Industries plc	489,713
60,000	BT Group plc	265,691
13,767	Bunzl plc	157,227
239,200	Cable & Wireless plc	508,152
90,450	Capita Group plc	771,007
13,856	Carnival plc	563,962
140,352	Compass Group plc	680,754
53,300	Devro plc	115,339
52,404	Diageo plc	880,647
143,900	Enodis plc	574,874
27,300	Enterprise Inns plc	478,142
139,199	GKN plc	701,331
105,663	GlaxoSmithKline plc	2,950,721

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (uNAUDITED)	June 30, 2006

67,850	Hanson plc	$824,475
137,800	Hays plc	344,062
122,519	HBOS plc	2,127,780
2,100	Homeserve plc	60,202
91,700	ICAP plc	842,415
54,100	Informa plc	430,876
41,800	Intertek Group plc	541,164
778,400	Invensys plc*	276,516
196,000	ITV plc	391,037
30,470	Ladbrokes plc	229,344
177,204	Lloyds TSB Group plc	1,745,040
53,633	MyTravel Group plc, Class A*	233,969
104,500	PartyGaming plc	222,924
41,102	Provident Financial plc	466,223
22,660	Reckitt Benckiser plc	845,178
75,700	Reed Elsevier plc	763,532
30,600	Rexam plc	298,468
28,500	Rio Tinto plc	1,495,463
56,578	Royal Bank of Scotland Group plc	1,857,903
161,300	Sage Group plc	687,315
25,950	Smiths Group plc	427,228
209,015	Stagecoach Group plc	445,519
118,100	Tesco plc	728,846
37,500	TI Automotive Ltd., Class A*(a)(b)	1
64,828	Unilever plc	1,456,373
215,300	Vodafone Group plc	458,086
38,400	WPP Group plc	464,284
		40,495,608
	United States — 0.1%
5,800	NII Holdings, Inc., Class B*	327,004
	Total Common Stocks (Cost $129,901,682)	192,239,535
	Commingled Investment Vehicles — 15.5%
	Exchange Traded Funds — 4.0%
38,700	iShares MSCI EAFE Index Fund	2,523,627
64,800	iShares MSCI Emerging Markets Index Fund	6,084,720
40,000	iShares MSCI South Korea Index Fund	1,802,800
		10,411,147
	Private Investment Funds — 11.5%
	Convexity Capital Offshore, LP*(a)(b)(c)(d)	11,654,375
54,038	Lansdowne UK Equity Fund Ltd.*(a)(b)(c)(d)	11,379,586
65,654	Tosca*(a)(b)(c)(d)	6,572,587
		29,606,548
	Total Commingled Investment Vehicles (Cost $31,543,146)	40,017,695
	Preferred Stocks — 0.3%
32,420	Cia Vale do Rio Doce (Brazil) (Cost $292,818)	660,309

	Miscellaneous — 0.0%(e)
6,948	Suez SA, Strip VVPR - PSE Shares (France)*(a) (Cost $81)	89

	Rights — 0.0%(e)
311,360	Invensys plc Rights, Expiring 7/7/2006 (United Kingdom)* (Cost $0)	$23,323
	Warrants — 0.0% (e)
20,400	Multi-Purpose Holdings Berhad Warrants, Expiring 2/26/2009 (Malaysia)* (Cost $564)	1,166

Principal		Interest	Maturity
Amount		Rate	Date
	Short-Term Investments — 9.2%
	Repurchase Agreement — 4.5%
11,620,742

Investors Bank & Trust Company Repurchase Agreement issued 6/30/06 (proceeds at maturity $11,624,373) (Collateralized by a $5,018,856 SBA Pool #505861, 7.875%, due 4/25/27, and a $6,309,984 SBA Pool #505982, 8.375%, due 5/25/16, with a market value, including accrued interest, of $5,438,336, and $6,763,443, respectively)

	(Cost $11,620,742)	3.750%	07/03/06	11,620,742
	US Treasury Securities — 4.7%#
4,200,000	US Treasury Bill	4.990%	11/02/06	4,130,440
2,000,000	US Treasury Bill	4.984%	11/09/06	1,964,834
4,000,000	US Treasury Bill	5.019%	11/24/06	3,920,700
2,000,000	US Treasury Bill	5.052%	12/07/06	1,956,858
	Total US Treasury Securities (Cost $11,974,791)			11,972,832
	Total Short-Term Investments (Cost $23,595,533)			23,593,574
	Total Investments — 99.7% (Cost $185,333,824)			256,535,691
	Other Assets in Excess of Liabilities — 0.3%			768,397
	Net Assets — 100.0%			$257,304,088

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Summary of Industry Classifications (as a % of total net assets):

Basic Materials	5.3%
Communications	9.2
Consumer, Cyclical	7.8
Consumer, Non-cyclical	11.6
Diversified	2.5
Energy	6.4
Exchange Traded Funds	4.0
Financial	17.0
Industrial	10.4
Private Investment Funds	11.5
Repurchase Agreement	4.5
Technology	1.8
US Treasury Securities	4.7
Utilities	3.0
Financial Futures Contracts	0.6
Forward Currency Contracts	(0.0	)(e)
Other Liabilities in Excess of Other Assets	(0.3)
Total	100.0%

      ADR   American Depositary Receipt

    EAFE   Europe, Australia and Far East

     GDR   Global Depositary Receipt

       LSE   London Stock Exchange

     MSCI   Morgan Stanley Capital International

      MSE   Milan Stock Exchange

   NVDR   Non-Voting Depositary Receipt

      PDR   Philippine Depositary Receipt

       PSE   Paris Stock Exchange

       SBA   Small Business Administration

       SSE   Singapore Stock Exchange

       TSE   Toronto Stock Exchange

              UNIT   A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.

           VVPR   Verminderde Voorheffing Précompte Réduit (France dividend coupon)

                                  #   Interest rate represents the yield to maturity at the time of purchase.

            *   Non-income producing security.

                                     †   A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

           +   See Note 2 to the Financial Statements.

          (a)   Illiquid security.

                            (b)   Security is valued in good faith under procedures established by the board of directors.

                             (c)   Restricted security. See Appendix E of Notes to Financial Statements.

                            (d)   Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2006. These positions are therefore grouped into their own industry classification.

          (e)   Rounds to less than 0.1% or (0.1%).

See accompanying Notes to Financial Statements.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Number of
Shares		Value +
	Common Stocks — 69.2%
	Aerospace and Defense — 1.7%
61,500	AAR Corp.*	$1,367,146
9,000	Lockheed Martin Corp.	645,660
9,300	Northrop Grumman Corp.	595,758
13,600	Raytheon Co.	606,152
3,200	United Technologies Corp.	202,944
		3,417,660
	Apparel — 0.1%
2,600	Nike, Inc., Class B	210,600
	Auto Manufacturers and Parts — 1.4%
177,015	Cooper Tire & Rubber Co.	1,971,947
33,000	Ford Motor Co.	228,690
6,400	Paccar, Inc.	527,232
		2,727,869
	Banking — 6.6%
62,000	Bankunited Financial Corp., Class A	1,892,240
3,700	Comerica, Inc.	192,363
31,395	Downey Financial Corp.	2,130,151
13,900	Keycorp	495,952
5,500	National City Corp.	198,990
69,300	North Valley Bancorp	1,205,127
72,000	People’s Bank Co.	2,365,200
46,187	Prosperity Bancshares, Inc.	1,519,090
64,000	South Financial Group, Inc. (The)	1,690,240
6,200	UnionBanCal Corp.	400,458
7,900	Wachovia Corp.	427,232
9,500	Wells Fargo & Co.	637,260
		13,154,303
	Beverages, Food and Tobacco — 4.4%
2,800	Altria Group, Inc.	205,604
10,500	Campbell Soup Co.	389,655
6,100	Coca-Cola Co. (The)	262,422
10,900	General Mills, Inc.	563,094
24,900	Kroger Co. (The)	544,314
38,300	Molson Coors Brewing Co., Class B	2,599,804
11,900	PepsiCo, Inc.	714,476
68,200	Ralcorp Holdings, Inc.*	2,900,546
4,700	Reynolds American, Inc.	541,910
		8,721,825
	Biotechnology — 0.4%
11,300	Amgen, Inc.*	737,099
	Building Materials — 0.1%
6,400	MASCO Corp.	189,696
	Chemicals — 1.8%
33,400	FMC Corp.	2,150,626
65,868	Mosaic Co. (The)*	1,030,834
2,700	PPG Industries, Inc.	178,200
4,400	Rohm & Haas Co.	220,528
		3,580,188
	Commercial Services — 5.3%
100	Cendant Corp.	1,629
96,000	DeVry, Inc.*	2,109,120
47,100	ITT Educational Services, Inc.*	3,099,651
52,500	Live Nation, Inc.*	$1,068,900
11,300	McKesson Corp.	534,264
66,800	Preview Systems* (a)	200
81,881	Rent-A-Center, Inc.*	2,035,562
50,200	United Rentals, Inc.*	1,605,396
		10,454,722
	Computers — 1.0%
4,200	Computer Sciences Corp.*	203,448
8,400	Electronic Data Systems Corp.	202,104
15,200	EMC Corp.*	166,744
28,500	Hewlett-Packard Co.	902,880
5,500	IBM	422,510
		1,897,686
	Cosmetics and Personal Care — 0.2%
7,300	Estee Lauder Companies, Inc. (The), Class A	282,291
3,200	Procter & Gamble Co.	177,920
		460,211
	Distribution and Wholesale — 0.7%
50,800	Owens & Minor, Inc.	1,452,880
	Electric Utilities — 3.2%
5,000	American Electric Power Co., Inc.	171,250
6,500	Constellation Energy Group, Inc.	354,380
9,500	Edison International	370,500
9,900	PG&E Corp.	388,872
80,500	PNM Resources, Inc.	2,009,280
6,800	PPL Corp.	219,640
197,618	Sierra Pacific Resources*	2,766,652
		6,280,574
	Electrical Components and Equipment — 0.2%
5,000	Emerson Electric Co.	419,050
	Electronics — 3.5%
125,100	Checkpoint Systems, Inc.*	2,778,471
19,200	Fisher Scientific International, Inc.*	1,402,560
49,000	Rogers Corp.*	2,760,660
		6,941,691
	Entertainment and Leisure — 0.1%
5,400	International Game Technology	204,876
	Environmental Control — 1.7%
14,300	Mine Safety Appliances Co.	574,860
153,981	Nalco Holding Co.*	2,714,685
		3,289,545
	Financial Services — 3.2%
1,500	Bear Stearns Companies, Inc. (The)	210,120
9,200	CIT Group, Inc.	481,068
32,600	Citigroup, Inc.	1,572,624
9,400	Countrywide Financial Corp.	357,952
5,700	Goldman Sachs Group, Inc.	857,451
15,900	JPMorgan Chase & Co.	667,800
9,800	Lehman Brothers Holdings, Inc.	638,470
11,100	Merrill Lynch & Co., Inc.	772,116
12,500	Morgan Stanley	790,125
		6,347,726
‘

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

	Healthcare Products — 2.9%
48,500	Cooper Companies, Inc. (The)	$2,148,065
17,900	Johnson & Johnson	1,072,568
269,200	PharmChem, Inc.* (a)	808
113,100	STERIS Corp.	2,585,466
		5,806,907
	Healthcare Services — 3.8%
13,000	Aetna, Inc.	$519,090
60,447	LifePoint Hospitals, Inc.*	1,942,162
40,000	Lincare Holdings, Inc.*	1,513,600
98,600	Odyssey HealthCare, Inc.*	1,732,402
37,000	Universal Health Services, Inc., Class B	1,859,620
		7,566,874
	Heavy Machinery — 0.3%
7,900	Caterpillar, Inc.	588,392
	Household Products and Wares — 0.3%
2,400	Clorox Co. (The)	146,328
6,500	Kimberly-Clark Corp.	401,050
		547,378
	Insurance — 3.3%
11,700	Allstate Corp. (The)	640,341
50,000	Arthur J Gallagher & Co.	1,267,000
60,000	Brown & Brown, Inc.	1,753,200
42,200	Hilb, Rogal & Hobbs Co.	1,572,794
10,000	Loews Corp.	354,500
16,000	Platinum Underwriters Holdings Ltd. (Bermuda)	447,680
9,500	Principal Financial Group	528,675
		6,564,190
	Internet — 1.1%
120,147	Internet Security Systems*	2,264,771
	Media — 2.3%
176,036	Cox Radio, Inc., Class A*	2,538,439
24,500	DIRECTV Group, Inc. (The)*	404,250
3,800	McGraw-Hill Companies, Inc. (The)	190,874
10,400	News Corp., Class A	199,472
49,200	Time Warner, Inc.	851,160
6,400	Univision Communications, Inc., Class A*	214,400
6,500	Walt Disney Co.	195,000
		4,593,595
	Metals and Mining — 0.6%
8,200	Alcoa, Inc.	265,352
5,400	Freeport-McMoRan Copper & Gold, Inc., Class B	299,214
10,000	Nucor Corp.	542,500
35,000	Pacific Rim Mining Corp. - ASE Shares (Canada)* (c)	27,300
		1,134,366
	Miscellaneous Manufacturing — 0.6%
2,900	Eaton Corp.	218,660
10,000	Illinois Tool Works, Inc.	475,000
11,400	Ingersoll-Rand Co. Ltd.	487,692
		1,181,352

	Oil and Gas — 3.3%
7,000	Anadarko Petroleum Corp.	$333,830
8,392	ConocoPhillips	549,928
9,100	Devon Energy Corp.	549,731
9,600	Encana Corp. - NYSE Shares (Canada)	505,344
21,900	Exxon Mobil Corp.	1,343,565
7,800	Hess Corp.	412,230
4,900	Marathon Oil Corp.	408,170
5,900	Nabors Industries Ltd.	199,361
10,000	Petro-Canada - NYSE Shares (Canada)	474,100
24,000	Stone Energy Corp.*	1,117,200
3,300	Sunoco, Inc.	228,657
25,800	Talisman Energy, Inc. - NYSE Shares (Canada)	450,984
		6,573,100
	Pharmaceuticals — 1.5%
9,500	Abbott Laboratories	414,295
9,500	AmerisourceBergen Corp.	398,240
8,700	Cardinal Health, Inc.	559,671
7,300	Caremark Rx, Inc.	364,051
50,400	Pfizer, Inc.	1,182,888
		2,919,145
	Real Estate — 0.2%
8,800	Brookfield Asset Managment, Inc., Class A (Canada)	357,456
	Retail — 4.5%
50,000	Applebee’s International, Inc.	961,000
110,125	Big Lots, Inc.*	1,880,935
66,300	Geerlings & Wade, Inc.*	76,245
12,400	Home Depot, Inc.	443,796
8,400	JC Penney Co., Inc.	567,084
3,300	Kohl’s Corp.*	195,096
14,800	Limited Brands, Inc.	378,732
13,600	Office Depot, Inc.*	516,800
65,000	Ruby Tuesday, Inc.	1,586,650
100,000	Saks, Inc.	1,617,000
7,400	Starbucks Corp.*	279,424
10,500	Yum! Brands, Inc.	527,835
		9,030,597
	Semiconductors — 0.7%
11,700	Applied Materials, Inc.	190,476
7,800	Freescale Semiconductor, Inc., Class B*	229,320
19,700	Intel Corp.	373,315
21,100	Texas Instruments, Inc.	639,119
		1,432,230
	Software — 2.4%
9,800	Fiserv, Inc.*	444,528
8,100	Intuit, Inc.*	489,159
49,900	Microsoft Corp.	1,162,670
69,400	MoneyGram International, Inc.	2,356,130
28,553	NexPrise, Inc.*(a)	8,566
28,200	Oracle Corp.*	408,618
		4,869,671

	Telecommunications — 3.8%
246,100	Andrew Corp.*	2,180,446
8,000	BCE, Inc. - NYSE Shares (Canada)*	189,200
16,100	BellSouth Corp.	582,820

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

51,300	Cisco Systems, Inc.*	$1,001,889
94,100	General Communications, Inc., Class A*	1,159,312
7,700	Qualcomm, Inc.	308,539
24,100	U.S. Cellular Corp.*	1,460,460
22,000	Verizon Communications, Inc.	736,780
		7,619,446
	Transportation — 2.0%
20,000	Con-way, Inc.	1,158,600
4,900	CSX Corp.	345,156
41,800	EGL, Inc.*	2,098,360
4,100	FedEx Corp.	479,126
		4,081,242
	Total Common Stocks (Cost $109,990,060)	137,618,913
	Private Investment Funds — 25.7%
	Adage Capital Partners, LP*(a)(b)(c)(d)	30,766,298
	Freeman Fair Value Fund I, LP*(b)(c)(d)(e)	19,958,999
	Gotham Partners, LP*(a)(b)(c)(d)	271,894
	Total Private Investment Funds (Cost $41,873,486)	50,997,191

Principal		Interest	Maturity
Amount		Rate	Date	Value +
	Short-Term Investments — 5.3%
	Repurchase Agreement — 1.8%
$3,658,560

Investors Bank & Trust Company Repurchase Agreement issued 06/30/06 (proceeds at maturity $3,659,703) (Collaterized by a $3,565,075 SBA Pool #506467, 7.625%, due 07/25/28, with a market value, including accrued interest, of $3,841,488).

	(Cost $3,658,560)	3.750%	07/03/06	$3,658,560
	US Treasury Securities — 3.5%#
500,000	US Treasury Bill	4.652%	08/10/06	497,558
1,500,000	US Treasury Bill	4.676%	08/17/06	1,491,183
3,000,000	US Treasury Bill	4.990%	11/02/06	2,950,314
2,000,000	US Treasury Bill	5.052%	12/07/06	1,956,858
	Total US Treasury Securities (Cost $6,896,093)			6,895,913
	Total Short-Term Investments (Cost $10,554,653)			10,554,473
	Total Investments — 100.2% (Cost $162,418,199)			199,170,577
	Liabilities in Excess of Other Assets — (0.2%)			(378,575)
	Net Assets — 100.0%			$198,792,002

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Summary of Industry Classifications (as a % of total net assets):
Basic Materials	2.4%
Communications	7.3
Consumer, Cyclical	6.9
Consumer, Non-cyclical	18.7
Energy	3.3
Financial	13.3
Industrial	10.1
Private Investment Funds	25.7
Repurchase Agreements	1.8
Technology	4.1
US Treasury Securities	3.5
Utilities	3.2
Financial Futures Contracts	0.2
Liabilities in Excess of Other Assets	(0.5)
Total	100.0%

       ASE   American Stock Exchange

            NYSE   New York Stock Exchange

                    SBA   Small Business Administration

                                  #   Interest rate represents the yield to maturity at the time of purchase.

                                    *   Non-income producing security.

                                 +   See Note 2 to the Financial Statements.

                             (a)   Illiquid security.

                            (b)   Security is valued in good faith under procedures established by the board of directors.

                             (c)   Restricted security. See Appendix E of Notes to Financial Statements.

                            (d)   Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2006. These positions are therefore grouped into their own industry classification.

                             (e)   The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

See accompanying Notes to Financial Statements.

TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Principal Amount		Interest Rate	Maturity Date	Value +
	US Treasury Security — 99.0%
$36,028,000	US Treasury Note (Cost $36,061,549)	5.125%	05/15/16	$35,985,776
	Repurchase Agreements — 99.3%
186,724	Investors Bank & Trust Company Repurchase Agreement issued 06/30/06 (proceeds at maturity $186,783) (Collateralized by a $190,138 SBA Pool #503745, 8.625%, due 02/25/10, with a market value, including
	accrued interest, of $196,061)	3.750%	07/03/06	186,724
18,600,000

Morgan Stanley Repurchase Agreement issued 6/30/06 (proceeds at maturity $18,606,944) (Collateralized by a $15,815,000 US Treasury Note, 3.375%, due 1/15/12, with a market value, including accrued interest,

	of $18,972,006)	4.480%	07/03/06	18,600,000
17,300,000

Nomura Securities Co. Ltd. Repurchase Agreement issued 6/27/06 (proceeds at maturity $17,313,840) (Collateralized by a $13,005,000 US Treasury Note, 8.75%, due 8/15/20 with a market value, including accrued

	interest, of $17,654,287)	4.800%	07/03/06	17,300,000
	Total Repurchase Agreements (Cost $36,086,724)			36,086,724
	Total Investments — 198.3% (Cost $72,148,273)			72,072,500
	Liabilities in Excess of Other Assets — (98.3%)			(35,727,626)
	Net Assets — 100.0%			$36,344,874

Summary of Industry Classifications (as a % of total net assets):

Repurchase Agreements	99.3%
Reverse Repurchase Agreements	(98.7)
US Treasury Security	99.0
Other Assets in Excess of Other Liabilities	0.4
Total	100.0%

SBA  Small Business Administration

    +  See Note 2 to the Financial Statements.

         See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2006

Principal Amount		Interest Rate	Maturity Date	Value +
	Time Deposit — 0.5%
$498,000	Investors Bank & Trust Company (Cost $498,000)	5.000%	07/03/06	$498,000
	US Treasury Securities — 97.8%#
50,000	US Treasury Bill	4.604%	08/03/06	49,804
50,000	US Treasury Bill	4.796%	09/07/06	49,563
6,950,000	US Treasury Bill	4.990%	11/02/06	6,834,894
6,200,000	US Treasury Bill	4.984%	11/09/06	6,090,985
15,000,000	US Treasury Bill	4.990%	11/16/06	14,719,995
64,800,000	US Treasury Bill	4.820%-5.050%	11/24/06	63,515,340
	Total US Treasury Securities (Cost $91,277,485)			91,260,581
	Total Investments — 98.3% (Cost $91,775,485)			91,758,581
	Other Assets in Excess of Liabilities — 1.7%			1,589,444
	Net Assets — 100.0%			$93,348,025

Summary of Industry Classifications (as a % of total net assets):
Time Deposits	0.5%
US Treasury Securities	97.8
Other Assets in Excess of Liabilities	1.7
Total	100.0%

#      Interest rate represents the yield to maturity at the time of purchase.

+      See Note 2 to the Financial Statements.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)	June 30, 2006

	TIFF	TIFF	TIFF
	Multi-Asset	International	US Equity
	Fund	Equity Fund	Fund
Assets
Investments in securities, at value (a) (b)	$1,395,233,479	$256,535,691	$199,170,577
Cash	9,104,847	39,153	30,372
Foreign currency (c)	981,450	1,284,518	—
Receivables for:
Capital stock sold	3,608	—	225,065
Securities sold	10,009,185	1,297,601	561,115
Dividends and tax reclaims	1,005,527	441,683	133,340
Interest	1,515,014	1,215	383
Variation margin on financial futures contracts (g)	3,518,867	1,018,589	—
Deposit with broker for short sales	21,237,936	—	—
State tax withholding reclaim	—	—	29,487
Total Assets	1,442,609,913	260,618,450	200,150,339
Liabilities
Market value of securities sold short (d)	16,737,016	—	—
Options written, at value (e)	3,150	—	—
Reverse repurchase agreements (Note 5) (f)	31,588,464	—	—
Payable for:
Capital stock repurchased	—	320,000	—
Securities purchased	31,187,022	1,742,838	247,750
Securities purchased to close short positions	6,296,622	—	—
Variation margin on financial futures contracts (g)	—	—	830,500
Open swap agreement (h)	99,435	—	—
Dividends from securities sold short	134,374	—	—
Dividends from net investment income	4,546,307	776,043	191,600
Unrealized depreciation on forward currency contracts (i)	254,687	110,467	—
Accrued expenses and other liabilities	755,670	365,014	88,487
Total Liabilities	91,602,747	3,314,362	1,358,337
Net Assets	$1,351,007,166	$257,304,088	$198,792,002
Shares Outstanding (j)	87,038,251	16,040,419	13,676,779
Net Asset Value Per Share	$15.52	$16.04	$14.54
Components of Net Assets:
Capital stock (k)	$1,182,419,484	$180,048,968	$156,357,334
Distribution in excess of net investment income	(13,539,306)	(4,671,074)	(1,665,266)
Accumulated net realized gain (loss) on investments	(11,552,390)	9,188,801	6,958,718
Net unrealized appreciation on investments, short sales, financial futures contracts, options contracts, forward currency contracts, and translation of assets and liabilities denominated in foreign currency	193,679,378	72,737,393	37,141,216
	$1,351,007,166	$257,304,088	$198,792,002

(a) Cost of investments	$1,208,888,626	$185,333,824	$162,418,199
(b) Includes repurchase agreements of (cost same as value)	$34,823,384	$11,620,742	$3,658,560
(c) Cost of foreign currency	$979,187	$1,280,098	$—
(d) Proceeds	$14,246,346	$—	$—
(e) Appendix G of the Notes to Financial Statements details Multi-Asset Fund’s open written option contracts at June 30, 2006
(f) Appendix F of the Notes to Financial Statements details Multi-Asset Fund’s open reverse repurchase agreements at June 30, 2006.
(g) Appendix C of the Notes to Financial Statements details each funds’ financial futures contracts at June 30, 2006.
(h) Appendix H of the Notes to Financial Statements details Multi-Asset Fund’s open swap agreement at June 30, 2006.
(i) Appendix B of the Notes to Financial Statements details each funds’ open forward currency contracts at June 30, 2006.
(j) Authorized 500,000,000 shares, par value $0.001 for each fund.
(k) Includes accumulated entry/exit fees of	$9,905,275	$3,840,396	$1,745,001

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)	June 30, 2006

	TIFF	TIFF
	Government	Short-Term
	Bond Fund	Term
Assets
Investments in securities, at value (a) (b)	$72,072,500	$91,758,581
Cash	1,703	289,865
Receivables for:
Capital stock sold	—	1,415,167
Securities sold	105,589	—
Interest	247,614	2,920
Total Assets	72,427,406	93,466,533
Liabilities
Reverse repurchase agreements (Note 5) (c)	35,934,070	—
Payable for:
Capital stock repurchased	100,000	—
Dividends from net investment income	16,061	79,944
Accrued expenses and other liabilities	32,401	38,564
Total Liabilities	36,082,532	118,508
Net Assets	$36,344,874	$93,348,025
Shares Outstanding (d)	4,058,339	9,598,025
Net Asset Value Per Share	$8.96	$9.73
Components of Net Assets:
Capital stock	$40,075,784	$96,810,069
Distribution in excess of net investment income	(22,628)	(11,240)
Accumulated net realized loss on investments	(3,632,509)	(3,433,900)
Net unrealized depreciation on investments	(75,773)	(16,904)
	$36,344,874	$93,348,025

(a) Cost of investments	$72,148,273	$91,775,485
(b) Includes repurchase agreements of (cost same as value)	$36,086,724	$—
(c) Appendix F of the Notes to Financial Statements details each funds’ open reverse repurchase agreements at June 30, 2006.
(d) Authorized 500,000,000 shares, per value $0.001 for each fund.

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)	For the Six Months Ended June 30, 2006

	TIFF	TIFF	TIFF
	Multi-Asset	International	US Equity
	Fund	Equity Fund	Fund
Investment Income
Interest	$11,483,981	$529,067	$264,020
Dividends (a)	16,033,045	4,224,667	1,080,767
Total Investment Income	27,517,026	4,753,734	1,344,787
Operating Expenses
Investment advisory fees	1,120,993	195,735	153,008
Money manager fees	1,116,487	290,510	422,087
Custodian and accounting fees	475,384	214,757	78,971
Administration fees	207,090	45,865	36,404
Professional fees	115,423	50,078	37,088
Operations monitoring agent fees	109,884	23,295	18,208
Chief compliance officer fees	43,793	9,518	7,420
Registration and filing fees	32,976	19,010	17,772
Insurance expense	17,034	4,024	4,512
Member recordkeeping fees	3,636	2,316	2,569
Miscellaneous fees and expenses	49,209	15,883	11,146
Total Operating Expenses	3,291,909	870,991	789,185
Interest expense (Note 5)	604,785	—	—
Dividends on securities sold short	173,329	—	—
Net Operating Expenses	4,070,023	870,991	789,185
Net Investment Income	23,447,003	3,882,743	555,602
Net realized gain (loss) on:
Investments (b)	11,773,669	10,759,870	10,452,442
Short sales	(2,101,741)	—	—
Swap agreements	(917,613)	—	—
Written options	74,647	—	—
Financial futures contracts	(7,246,626)	896,337	(3,512,541)
Forward currency contracts and foreign currency-related transactions	491,808	133,202	(45)
Net realized gain	2,074,144	11,789,409	6,939,856
Net change in unrealized appreciation (depreciation) on:
Investments	27,086,107	6,818,063	(1,724,788)
Short sales	(462,512)	—	—
Swap agreements	(988,860)	—	—
Written options	11,258	—	—
Financial futures contracts	12,473,566	1,727,556	1,258,676
Forward currency contracts and translation of other assets and liabilities denominated in foreign currencies	(540,265)	(266,713)	(1)
Net change in unrealized appreciation (depreciation)	37,579,294	8,278,906	(466,113)
Net realized and unrealized gain	39,653,438	20,068,315	6,473,743
Net increase in net assets resulting from operations	$63,100,441	$23,951,058	$7,029,345

(a) Net of foreign withholding taxes of	$333,535	$290,330	$1,702
(b) Net of foreign withholding taxes on capital gains of	$45,768	$31,734	$—

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)	For the Six Months Ended June 30, 2006

	TIFF	TIFF
	Government	Short-Term
	Bond Fund	Fund
Investment Income
Interest	$1,660,044	$2,548,109
Operating Expenses
Investment advisory fees	9,079	16,472
Money manager fees	41,130	—
Professional fees	26,753	23,340
Custodian and accounting fees	18,295	13,153
Registration and filing fees	10,004	19,122
Administration fees	8,539	20,753
Operations monitoring agent fees	3,242	9,806
Chief compliance officer fees	1,323	3,913
Member recordkeeping fees	920	2,745
Insurance expense	822	2,145
Miscellaneous fees and expenses	1,341	3,562
Total Operating Expenses	121,448	115,011
Fee waivers (Note 3)	(9,079)	—
Interest expense (Note 5)	642,901	—
Net Operating Expenses	755,270	115,011
Net Investment Income	904,774	2,433,098
Net realized loss on:
Investments	(1,934,663)	(173,017)
Net change in unrealized depreciation on:
Investments	(358,327)	(65,447)
Net realized and unrealized loss	(2,292,990)	(238,464)
Net increase (decrease) in net assets resulting from operations	$(1,388,216)	$2,194,634

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	TIFF Multi-Asset Fund		TIFF International Equity Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	6/30/06	Ended	6/30/06	Ended
	(unaudited)	12/31/2005	(unaudited)	12/31/2005
Increase in net assets from operations
Net investment income	$23,447,003	$15,122,757	$3,882,743	$3,885,528
Net realized gain on investments, short sales, financial futures and option contracts, swap agreements, forward currency contracts and foreign currency-related transactions	2,074,144	43,737,386	11,789,409	12,930,100
Net change in unrealized appreciation on investments, short sales, financial futures and option contracts, swap agreements, forward currency contracts, and translation of other assets and liabilities denominated in foreign currencies	37,579,294	40,257,234	8,278,906	13,864,625
Net increase in net assets resulting from operations	63,100,441	99,117,377	23,951,058	30,680,253
Distributions
From net investment income	(23,101,091)	(28,385,826)	(3,911,510)	(7,870,667)
From net realized gains	—	(35,734,406)	—	—
Decrease in net assets resulting from distributions	(23,101,091)	(64,120,232)	(3,911,510)	(7,870,667)
Capital share transactions, net (see Appendix D)	252,874,442	317,335,939	(4,271,370)	23,518,842
Total increase in net assets	292,873,792	352,333,084	15,768,178	46,328,428
Net assets
Beginning of period	1,058,133,374	705,800,290	241,535,910	195,207,482
End of period (a)	$1,351,007,166	$1,058,133,374	$257,304,088	$241,535,910

(a) Including distributions in excess of net investment income	$(13,539,306)	$(13,885,218)	$(4,671,074)	$(4,642,307)

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	TIFF US Equity Fund		TIFF Government Bond Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	6/30/06	Ended	6/30/06	Ended
	(unaudited)	12/31/2005	(unaudited)	12/31/2005
Increase (decrease) in net assets from operations
Net investment income	$555,602	$1,036,638	$904,774	$1,825,380
Net realized gain on investments and financial futures contracts	6,939,856	17,740,023	(1,934,663)	(756,977)
Net change in unrealized depreciation on investments and financial futures contracts	(466,113)	(4,610,027)	(358,327)	(7,795)
Net increase (decrease) in net assets resulting from operations	7,029,345	14,166,634	(1,388,216)	1,060,608
Distributions
From net investment income	(555,078)	(2,461,739)	(905,780)	(1,834,453)
From net realized gains	—	(15,989,984)	—	—
Decrease in net assets resulting from distributions	(555,078)	(18,451,723)	(905,780)	(1,834,453)
Capital share transactions, net (see Appendix D)	(7,020,872)	(26,145,906)	3,251,651	(5,051,373)
Total increase (decrease) in net assets	(546,605)	(30,430,995)	957,655	(5,825,218)
Net assets
Beginning of period	199,338,607	229,769,602	35,387,219	41,212,437
End of period (a)	$198,792,002	$199,338,607	$36,344,874	$35,387,219

(a) Including distributions in excess of net investment income	$(1,665,266)	$(1,665,790)	$(22,628)	$(21,622)

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	TIFF
	Short-Term Fund
	Six Months
	Ended	Year
	6/30/06	Ended
	(unaudited)	12/31/2005
Increase in net assets from operations
Net investment income	$2,433,098	$3,407,447
Net realized loss on investments	(173,017)	(253,146)
Net change in unrealized appreciation (depreciation) on investments	(65,447)	73,126
Net increase in net assets resulting from operations	2,194,634	3,227,427
Distributions
From net investment income	(2,435,581)	(3,402,072)
Capital share transactions, net (see Appendix D)	(23,353,718)	26,044,752
Total increase (decrease) in net assets	(23,594,665)	25,870,107
Net assets
Beginning of period	116,942,690	91,072,583
End of period (a)	$93,348,025	$116,942,690

(a) Including distributions in excess of net investment income	$(11,240)	$(8,757)

See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS (UNAUDITED)	For the Six Months Ended June 30, 2006

TIFF Government Bond Fund
Cash flows from operating activities
Net decrease in net assets resulting from operations	$(1,388,216)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Investments purchased	(76,749,775)
Investments sold	73,573,827
Purchase of short term investments, net	(16,134,873)
Accretion of discount and premium, net	(2,230)
Increase in receivable for securities sold	(105,589)
Increase in interest receivable	(39,241)
Decrease in prepaid expenses	826
Increase in payable for capital stock repurchased	100,000
Decrease in accrued expenses and other liabilities	(26,670)
Decrease in interest expense	29,504
Net change in unrealized depreciation on investments	358,327
Net realized loss from investments	1,934,663
Net cash used in operating activities	(18,449,447)
Cash flows from financing activities
Proceeds from shares sold	3,215,174
Shares redeemed	(767,500)
Cash distributions paid	(107,364)
Increase in payable for reverse repurchase agreements	16,110,340
Net cash provided by financing activities	18,450,650
Net increase in cash	1,203
Cash at beginning of period	500
Cash at end of period	$1,703

Note: Non-cash financing activities not included herein consist of reinvestment of all distributions of $803,977.

This Statement of Cash Flows has been included as required by Financial Accounting Standard (FAS) 95. The TIFF Multi-Asset, International Equity, US Equity, and Short-Term Fund are not required to present a Statement of Cash Flows pursuant to an exemption provided by FAS 102.

See accompanying Notes to Financial Statements.

TIFF MULTI-ASSET FUND — FINANCIAL HIGHLIGHTS

	Six Months
	Ended		Year	Year	Year		Year	Year
	6/30/06		Ended	Ended	Ended		Ended	Ended
	(unaudited)		12/31/05	12/31/04	12/31/03		12/31/02	12/31/01
For a share outstanding throughout each period
Net asset value, beginning of period	$14.92		$14.24	$13.19	$10.61		$11.59	$12.18
Income from investment operations
Net investment income	0.29	†	0.26 †	0.20 †	0.21		0.20	0.17
Net realized and unrealized gain (loss) on investments*	0.58		1.38	1.67	2.57		(0.96)	(0.59)
Total from investment operations	0.87		1.64	1.87	2.78		(0.76)	(0.42)
Less distributions from
Net investment income	(0.29)		(0.45)	(0.28)	(0.22)		(0.24)	(0.17)
Net realized gains	—		(0.53)	(0.57)	—		—	(0.01)
Total distributions	(0.29)		(0.98)	(0.85)	(0.22)		(0.24)	(0.18)
Entry/exit fee per share (Note 6)	0.02		0.02	0.03	0.02		0.02	0.01
Net asset value, end of period	$15.52		$14.92	$14.24	$13.19		$10.61	$11.59
Total return (a)	5.94%	(d)	11.73%	14.57%	26.65%		(6.33% )	(3.34% )
Ratios/supplemental data
Net assets, end of period (000s)	$1,351,007		$1,058,133	$705,800	$422,094	(b)	$250,536	$208,441
Ratio of expenses to average net assets	0.53%	(c)	0.71%	0.72%	0.72%	(b)	0.76%	0.97%
Ratio of expenses to average net assets, inclusive of interest expense	0.66%	(c)	0.86%	0.77%	0.75%	(b)	—	—
Ratio of net investment income to average net assets	3.81%	(c)	1.75%	1.45%	1.57%	(b)	1.44%	1.42%
Portfolio turnover	34.82%	(d)	72.70%	103.35%	116.53%		128.81%	139.64%

(a)  Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(b)  As a result of a revision to money manager fees accrued, certain amounts for the year ended December 31, 2003 have been changed from what was previously reported. The impact of this revision was a decrease to the ratio of net investment income to average net assets of 0.02% and a corresponding increase to the ratio of expenses to average net assets of 0.02%.

(c)  Annualized.

(d)  Not annualized.

*     Includes foreign currency-related transactions.

†     Calculation based on average shares outstanding.

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND — FINANCIAL HIGHLIGHTS

	Six Months Ended 6/30/06 (unaudited)		Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02	Year Ended 12/31/01
For a share outstanding throughout each period
Net asset value, beginning of period	$14.76		$13.30	$11.16	$8.02	$9.09	$11.25
Income from investment operations
Net investment income	0.24		0.27	0.15	0.16	0.06	0.07
Net realized and unrealized gain (loss) on investments*	1.28		1.67	2.31	3.13	(1.08)	(2.05)
Total from investment operations	1.52		1.94	2.46	3.29	(1.02)	(1.98)
Less distributions from
Net investment income	(0.25)		(0.50)	(0.34)	(0.15)	(0.05)	(0.03)
Net realized gains	—		—	—	—	—	(0.12)
Return of capital	—		—	—	—	—	(0.04)
Total distributions	(0.25)		(0.50)	(0.34)	(0.15)	(0.05)	(0.19)
Entry/exit fee per share (Note 6)	0.01		0.02	0.02	— #	— #	0.01
Net asset value, end of period	$16.04		$14.76	$13.30	$11.16	$8.02	$9.09
Total return (a)	10.34%	(c)	14.94%	22.51%	41.33%	(11.24% )	(17.49% )
Ratios/supplemental data
Net assets, end of period (000s)	$257,304		$241,536	$195,207	$168,607	$123,219	$142,396
Ratio of expenses to average net assets	0.67%	(b)	0.90%	1.19%	1.17%	1.38%	1.40%
Ratio of expenses to average net assets before expense waivers	0.67%	(b)	0.92%	1.21%	1.17%	1.38%	1.40%
Ratio of net investment income to average net assets	2.98%	(b)	1.83%	1.18%	1.41%	0.67%	0.68%
Portfolio turnover	10.73%	(c)	13.93%	55.17%	48.98%	48.07%	54.96%

(a)       Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(b)      Annualized.

(c)       Not annualized.

*              Includes foreign currency-related transactions.

#            Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

TIFF Us EQUITY FUND — FINANCIAL HIGHLIGHTS

	Six Months
	Ended		Year	Year	Year	Year		Year
	6/30/06		Ended	Ended	Ended	Ended		Ended
	(unaudited)		12/31/05	12/31/04	12/31/03	12/31/02		12/31/01
For a share outstanding throughout each period
Net asset value, beginning of period	$14.07		$14.49	$12.95	$9.59	$12.08		$12.96
Income from investment operations
Net investment income	0.04		0.07 (b)	0.07	0.02	—	#	0.01
Net realized and unrealized gain (loss) on investments	0.46		0.88	1.57	3.36	(2.49)		(0.85)
Total from investment operations	0.50		0.95	1.64	3.38	(2.49)		(0.84)
Less distributions from
Net investment income	(0.04)		(0.17)	(0.11)	(0.02)	—		(0.03)
Net realized gains	—		(1.21)	—	—	—		—
Return of capital	—		—	—	—	—		(0.01)
Total distributions	(0.04)		(1.38)	(0.11)	(0.02)	—		(0.04)
Entry/exit fee per share (Note 6)	0.01		0.01	0.01	— #	—	#	— #
Net asset value, end of period	$14.54		$14.07	$14.49	$12.95	$9.59		$12.08
Total return (a)	3.56%	(d)	6.71%	12.75%	35.24%	(20.61%	)	(6.51% )
Ratios/supplemental data
Net assets, end of period (000s)	$198,792		$199,339	$229,770	$232,498	$174,477		$217,578
Ratio of expenses to average net assets	0.77%	(c)	0.72%	0.73%	0.85%	1.22%		1.28%
Ratio of expenses to average net assets before expense waivers	0.77%	(c)	0.73%	0.74%	0.85%	1.22%		1.28%
Ratio of net investment income to average net assets	0.54%	(c)	0.48% (b)	0.48%	0.19%	—	#	0.07%
Portfolio turnover	19.74%	(d)	32.85%	57.49%	60.32%	60.45%		103.40%

(a)       Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(b)      Investment income per share reflects a special dividend which amounted to 0.04 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.21%.

(c)       Annualized.

(d)      Not annualized.

#            Rounds to less than 0.01% or $0.01 as applicable.

See accompanying Notes to Financial Statements.

TIFF GOVERNMENT BOND FUND — FINANCIAL HIGHLIGHTS

	Six Months Ended 6/30/06 (unaudited)		Year Ended 12/31/05	Year Ended 12/31/04	Period from 3/31/03* to 12/31/03
For a share outstanding throughout each period
Net asset value, beginning of period	$9.53		$9.76	$9.72	$10.00
Income from investment operations
Net investment income	0.23		0.46	0.39	0.29
Net realized and unrealized gain (loss) on investments	(0.57)		(0.23)	0.04	(0.27)
Total from investment operations	(0.34)		0.23	0.43	0.02
Less distributions from
Net investment income	(0.23)		(0.46)	(0.39)	(0.30)
Net asset value, end of period	$8.96		$9.53	$9.76	$9.72
Total return (a)	(3.63%	)(c)	2.38%	4.48%	0.20%	(c)
Ratios/supplemental data
Net assets, end of period (000s)	$36,345		$35,387	$41,212	$37,911
Ratio of expenses to average net assets	0.62%	(b)	0.46%	0.69%	0.46%	(b)
Ratio of expenses to average net assets, inclusive of interest expense	4.16%	(b)	2.57%	1.55%	0.99%	(b)
Ratio of expenses to average net assets before expense waivers	4.21%	(b)	2.62%	1.60%	1.05%	(b)
Ratio of net investment income to average net assets	4.98%	(b)	4.63%	3.93%	3.93%	(b)
Portfolio turnover	204.22%	(c)	444.72%	419.77%	322.22%	(c)

(a)       Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.

(b)      Annualized.

(c)       Not annualized.

*              Commencement of Operations.

See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND — FINANCIAL HIGHLIGHTS

	Six Months
	Ended		Year	Year	Year	Year	Year
	6/30/06		Ended	Ended	Ended	Ended	Ended
	(unaudited)		12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
For a share outstanding throughout each period
Net asset value, beginning of period	$9.76		$9.79	$9.83	$9.97	$10.02	$10.00
Income from investment operations
Net investment income	0.23		0.31	0.12	0.16	0.24	0.47
Net realized and unrealized gain (loss) on investments	(0.03)		(0.03)	(0.03)	(0.07)	(0.03)	0.04
Total from investment operations	0.20		0.28	0.09	0.09	0.21	0.51
Less distributions from
Net investment income	(0.23)		(0.31)	(0.13)	(0.23)	(0.24)	(0.47)
Net realized gains	—		—	—	—	—	(0.02)
Return of capital	—		—	—	—	(0.02)	— #
Total distributions	(0.23)		(0.31)	(0.13)	(0.23)	(0.26)	(0.49)
Net asset value, end of period	$9.73		$9.76	$9.79	$9.83	$9.97	$10.02
Total return (a)	2.10%	(d)	2.93%	0.92%	0.88%	2.11%	5.29%
Ratios/supplemental data
Net assets, end of period (000s)	$93,348		$116,943	$91,073	$128,660	$171,209	$93,882
Ratio of expenses to average net assets	0.21%	(c)	0.21%	0.31%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets before expense waivers	0.21%	(c)	0.21%	0.36%	0.39%	0.38%	0.40%
Ratio of net investment income to average net assets	4.43%	(c)	3.12%	1.19%	1.76%	2.30%	4.75%
Portfolio turnover	0.00%	(b)(d)	0.00% (b)	0.00% (b)	288.22%	87.15%	145.69%

(a)       Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.

(b)      Due to change in investment policies the fund no longer purchases or sells securities with greater than one year to maturity; therefore under SEC rules for the calculation of portfolio turnover, the transactions entered into by the fund do not count as portfolio turnover.

(c)       Annualized.

(d)      Not annualized.

#            Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

1.   Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund (“Multi-Asset”), TIFF International Equity Fund (“International Equity”),  TIFF US Equity Fund (“US Equity”), TIFF Government Bond Fund (“Government Bond”), and TIFF Short-Term Fund (“Short-Term”), collectively referred to as the “funds.”

Investment Objectives

Fund	Investment Objectives
Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.
International Equity	Attain appreciation of principal that at least offsets inflation.
US Equity	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.
Government Bond	Attain as high a rate of current income as is consistent with maintaining liquidity and to provide a hedge against deflation-induced declines in common stock prices and dividend streams.
Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.   Summary of  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value net of any applicable sales loads.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined may be reflected in the funds’ calculation of the net asset value if the funds’ valuation committee believes that the particular event would materially affect net asset value. The funds also employ a fair value model to adjust prices of foreign securities.

Certain funds invest in private investment funds formed for the purpose of earning returns from alternative investment strategies. Private investment interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in private investment funds at ‘‘fair value.’’ In accordance with these procedures, fair value of private investment interests ordinarily is based on the ‘‘estimated’’ value of the private investment fund, as provided to the fund by the management of the private investment fund. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the private investment fund if the fund’s interest in the private investment were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. In the unlikely event that the private investment fund does not provide a value to the fund on a timely basis, the fund would determine the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. At June 30, 2006, the aggregate amount of securities fair valued, including the private investment funds referenced above, were as follows:

Fund	Amount	% of Net Assets
Multi-Asset	$268,376,210	19.86%
International Equity	29,606,548	11.51%
US Equity	50,997,191	25.65%

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

Expenses

Expenses directly attributable to a fund are charged to that fund’s operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

Dividends to Members

It is the policy of all funds to declare dividends according to the following schedule:

Fund	Dividends from Net Investment Income	Capital Gains Distributions
Multi-Asset	Quarterly	Annually
International Equity	Semi-annually	Annually
US Equity	Quarterly	Annually
Government Bond	Monthly	Annually
Short-Term	Monthly	Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid in December, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The components of distributable earnings and tax character of distributions paid on a tax basis will be reported at fiscal year end.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

The amount of capital loss carryovers and post October losses during the year ended December 31, 2005 are detailed below.

	Capital Loss		Post October
	Carryover		Losses Deferred
Multi-Asset	—		—
International Equity	(3,392,237	)(a)	—
US Equity	—		—
Government Bond	(248,844	)(b)	(1,448,361)
Short-Term	(3,187,186	)(c)	(73,697)

(a)      Capital loss carryovers of $1,000,399 and $2,391,838 will expire December 31, 2010 and December 31, 2011, respectively.

(b)     Capital loss carryovers of $248,844 will expire December 31, 2011.

(c)      Capital loss carryovers of $1,516,883, $1,358,170 and $312,133 will expire December 31, 2011, December 31, 2012 and December 31, 2013, respectively.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)        the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii)     purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund’s outstanding forward currency contracts at June 30, 2006.

Financial Futures Contracts

The funds may enter into financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix C of the Notes to Financial Statements details each fund’s open futures contracts at June 30, 2006.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In “short selling,” a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund’s exposure to the underlying instrument and may serve as hedges for other fund investments.

See Schedule of Investments and Appendix G of the notes to Financial Statements for details of each fund’s open written options contracts at June 30, 2006.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Dollar Roll Transactions

The funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar ro1l transaction involves a simultaneous sale by the fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security to be repurchased by the fund may decline below the repurchase price of the security.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by the fund, and/or the termination value at the end of the contract. Therefore, the fund considers the creditworthiness of each counterparty to a swap contract evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

During the six months ended June 30, 2006, the Multi-Asset Fund held a total return swap agreement pursuant to which the fund agrees to exchange the return on an index for an offsetting interest rate obligation.

The fund records a net receivable or payable and interest for the amount expected to be received or paid in the period. Fluctuations in the value of interest rate swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by changes in the relationship between the stated rate of interest and the return on the index. The valuation of the swap is provided by the counterparty.

Appendix H of the Notes to Financial Statements details Multi-Asset Fund’s open swap contracts at June 30, 2006.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved investment advisory agreements with TIFF Advisory Services, Inc. (“TAS”). Each fund pays TAS a maximum monthly fee calculated by applying the following annual rates to such fund’s average daily net assets for the month:

	Multi-	International	US	Government	Short-
Assets	Asset	Equity	Equity	Bond	Term
On the first $500 million	0.20%	0.15%	0.15%	0.05%	0.03%
On the next $500 million	0.18%	0.13%	0.13%	0.05%	0.03%
On the next $500 million	0.15%	0.11%	0.11%	0.04%	0.02%
On the next $500 million	0.13%	0.09%	0.09%	0.04%	0.02%
On the next $500 million	0.11%	0.07%	0.07%	0.03%	0.01%
On the remainder (> $2.5 billion)	0.09%	0.05%	0.05%	0.03%	0.01%

TIP’s board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the six months ended June 30, 2006. Where indicated, the management fee received by a money manager varies based on the money manager’s investment performance.

During the six months ended June 30, 2006, TAS voluntarily waived fees of $9,079 in the Government Bond Fund. There are no recapture agreements in place for fees that have been waived.

With respect to funds’ investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds’ share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

Pursuant to an Operations Monitoring Agent Agreement, effective August 15, 2003, Vastardis Fund Services LLC, formerly, EOS Fund Services LLC, an employee of which serves as an officer of TIP, earns a fee for providing operations monitoring services to TIP as well as to other investment vehicles organized by TAS according to the following schedule: 0.02% of the first $3.5 billion of the aggregated average daily net assets of TIP and the other vehicles, 0.015% thereafter up to $5 billion, 0.01%  thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion, and 0.005% on assets over $10 billion. Pursuant to an Administration Agreement, effective August 15, 2003, Investors Bank & Trust Company (“IBT”) earns a fee for providing fund administration services to TIP according to the following schedule: 0.05% of the first $300 million of the average daily net assets of TIP, 0.03% thereafter up to $3 billion, and 0.025% on assets over $3 billion. IBT also serves as TIP’s custodian and accounting and

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

transfer agent. Fees paid for services rendered by IBT are based upon assets of TIP and on transactions entered into by TIP during the period. Fees for such services paid to IBT by TIP are reflected as administration fees, custodian and accounting fees, and member recordkeeping fees in the Statement of Operations. Two employees of IBT serve as officers of TIP.

Pursuant to TIP’s exemptive order obtained from the Securities and Exchange Commission, shareholder approval of money manager agreements and material changes to such agreements is not required.

TIP has contracted with Vastardis Compliance Services LLC (“VCS”) to provide services with respect to the monitoring of TIP’s compliance program pursuant to Rule 38a-1 of the 1940 Act. TIP’s board has appointed William E. Vastardis, with the agreement of VCS and Mr. Vastardis, as TIP’s chief compliance officer. For these services, TIP pays VCS a monthly fee, plus any out-of-pocket expenses. Each fund pays a pro rata portion of the fees based on its share of TIP’s average monthly net assets. TIP’s board of directors last approved these arrangements at a meeting on November 17, 2005.

4.   Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments and securities sold short, during the six months ended June 30, 2006, were as follows:

Non-US Government Securities

Fund	Purchases	Sales
Multi-Asset	$184,222,171	$111,736,404
International Equity	33,169,099	24,836,718
US Equity	37,724,665	42,033,119

US Government Securities

Fund	Purchases	Sales
Multi-Asset	$246,241,819	$218,084,578
Government Bond	76,749,775	73,573,827

For federal income tax purposes, the cost of securities owned at June 30, 2006, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at June 30, 2006, for each fund are as follows:

			Net Unrealized
			Appreciation/
Fund	Gross Appreciation	Gross Depreciation	(Depreciation)	Cost
Multi-Asset	$158,676,265	$(18,834,688)	$139,841,577	$1,238,654,886
International Equity	67,022,490	(3,476,811)	63,545,679	192,990,012
US Equity	37,485,639	(6,546,763)	30,938,876	168,231,701
Government Bond	—	(94,374)	(94,374)	72,166,874
Short-Term	9	(16,913)	(16,904)	91,775,485

The difference between the cost of investment securities and financial statement cost for the funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

5.   Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities and asset-backed securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Appendix F of the Notes to Financial Statements details each fund’s open reverse repurchase agreements at June 30, 2006.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund’s investment adviser on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with its custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.   Capital Share Transactions

As of June 30, 2006, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the Multi-Asset Fund assesses entry and exit fees of  0.50% of capital invested or redeemed; the International Equity Fund assesses entry and exit fees of 0.75%; and the US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund’s shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7.   Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the fund may dispose of a commitment prior to settlement if the funds’ money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.   Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds’ portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds’ investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

9.   Fundamental Members

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of June 30, 2006.

Fund	Number		% of Fund Held
International Equity	1	(a)	40
US Equity	2		30
Government Bond	2		69
Short-Term	2	(a)	23

From time to time, a fund may have members that hold significant portions of the respective fund’s outstanding shares. Investment activities of such members could have a material impact on those funds. A member did not hold more than 10% of the Multi-Asset Fund as of June 30, 2006.

(a)   A Director of the fund serves as an officer of one of these members.

10.   Restricted Securities

Restricted securities that were held by the funds at June 30, 2006, were valued in accordance with the Valuation of Investments section as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix E of the Notes to Financial Statements details each fund’s restricted securities at June 30, 2006.

11.   Other Matters

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

Appendix A

Money Manager Fee as Percent of Assets Managed
for Six Months Ended June 30, 2006

			Effective
	Minimum	Maximum	Fee Rate
TIFF Multi-Asset Fund
Aronson+Johnson+Ortiz, LP (a)	0.10	0.80	0.69
Marathon Asset Management, LLP (a)	0.15	1.60	0.32
Mondrian Investment Partners Limited *	0.30	0.43	0.36
K.G. Redding & Associates, LLC (a)	0.50	2.50	0.46
Smith Breeden Associates, Inc. (a)	0.10	0.85	0.26
Wellington Management Company, LP	0.35	0.45	0.41
TIFF International Equity Fund
Marathon Asset Management, LLP (a)	0.15	1.60	0.14
Mondrian Investment Partners Limited	0.33	0.55	0.48
TIFF US Equity Fund
Aronson+Johnson+Ortiz, LP (a)	0.10	0.80	0.63
Shapiro Capital Management Company, Inc. (a)	0.50	0.95	0.53
Westport Asset Management, Inc. (a)	0.15	2.00	0.59
TIFF Government Bond Fund
Smith Breeden Associates, Inc. (a)	0.10	0.85	0.23

(a)  Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum/maximum range because performance fees are based on assets and performance from a period prior to when they are accrued, if applicable.

  *   Effective March 14, 2006 fee maximum changed from 0.50 to 0.43 per supplement to the prospectus.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

Appendix B

Open Forward Currency Contracts as of June 30, 2006

Contract		US Dollar	Foreign Currency	Unrealized
Amount	Description	Receivable	Payable	Depreciation
	Multi-Asset Fund
	Sell Contracts
£3,942,500	Great British Pounds settling on 7/31/06	$7,041,108	$(7,295,795)	$(254,687)
	International Equity Fund
	Sell Contracts
£1,710,000	Great British Pounds settling on 7/31/06	$3,053,974	$(3,164,441)	$(110,467)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

Appendix C

Open Financial Futures Contracts as of June 30, 2006

				Unrealized
Number of		Cost/	Value at	Appreciation/
Contracts	Type	(Proceeds)	June 30, 2006	(Depreciation)
	Multi-Asset Fund
	Long Financial Futures Contracts
246	July 2006 CAC40	$15,000,790	$15,644,040	$643,250
301	September 2006 Topix Index	39,759,437	41,852,731	2,093,294
246	September 2006 Swiss Market Index	14,942,743	15,394,580	451,837
512	September 2006 S&P 500 Index	159,596,800	163,763,200	4,166,400
101	September 2006 TSE 60 Index	11,715,674	11,933,640	217,966
514	September 2006 MSCI Pan Euro	13,782,032	14,219,744	437,712
30	September 2006 MIB Index	6,818,402	7,033,406	215,004
238	September 2006 FTSE 100 Index	24,949,154	25,641,237	692,083
86	September 2006 DAX Index	15,132,408	15,742,708	610,300
71	September 2006 Australian Dollar	5,235,435	5,273,880	38,445
96	September 2006 Canadian Dollar	8,576,160	8,612,160	36,000
377	September 2006 Euro FX GLBX	59,950,069	60,555,625	605,556
149	September 2006 Swiss Franc	15,265,031	15,348,862	83,831
274	September 2006 British Pounds	31,668,162	31,694,950	26,788
591	September 2006 Japanese Yen	65,563,525	65,246,400	(317,125)
337	September 2006 10-Year US Treasury Note	35,501,120	35,337,618	(163,502)
82	June 2007 90-Day Eurodollar	19,500,892	19,370,450	(130,442)
				9,707,397
	Short Financial Futures Contracts
3	September 2006 90-Day Eurodollar	(717,165)	(708,150)	9,015
22	September 2006 US Long Bond	(2,364,242)	(2,346,438)	17,804
12	September 2006 2-Year US Treasury Note	(2,441,680)	(2,433,375)	8,305
35	September 2006 5-Year US Treasury Note	(3,638,433)	(3,619,219)	19,214
3	December 2006 90-Day Eurodollar	(715,965)	(708,037)	7,928
3	March 2007 90-Day Eurodollar	(714,952)	(708,300)	6,652
3	September 2007 90-Day Eurodollar	(713,040)	(708,975)	4,065
1	December 2007 90-Day Eurodollar	(239,509)	(236,362)	3,147
1	March 2008 90-Day Eurodollar	(239,422)	(236,375)	3,047
86	June 2008 90-Day Eurodollar	(20,453,094)	(20,325,026)	128,068
1	September 2008 90-Day Eurodollar	(239,184)	(236,275)	2,909
1	December 2008 90-Day Eurodollar	(239,034)	(236,187)	2,847
1	March 2009 90-Day Eurodollar	(238,947)	(236,150)	2,797
1	June 2009 90-Day Eurodollar	(238,822)	(236,088)	2,734
18	September 2009 90-Day Eurodollar	(4,287,191)	(4,248,450)	38,741
18	December 2009 90-Day Eurodollar	(4,285,341)	(4,247,100)	38,241
17	March 2010 90-Day Eurodollar	(4,046,157)	(4,010,513)	35,644
17	June 2010 90-Day Eurodollar	(4,045,307)	(4,009,450)	35,857
				367,015
				$10,074,412

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

Appendix C (continued)

				Unrealized
Number of		Cost/	Value at	Appreciation/
Contracts	Type	(Proceeds)	June 30, 2006	(Depreciation)
	International Equity Fund
	Long Financial Futures Contracts
51	July 2006 CAC40	$3,109,920	$3,243,277	$133,357
88	September 2006 Topix Index	11,624,022	12,236,020	611,998
160	September 2006 Swiss Market Index	9,718,858	10,012,735	293,877
68	September 2006 TSE 60 Index	7,887,780	8,034,529	146,749
126	September 2006 MSCI Pan Euro	3,378,475	3,485,774	107,299
5	September 2006 MIB Index	1,136,401	1,172,234	35,833
40	September 2006 FTSE 100 Index	4,192,930	4,309,451	116,521
10	September 2006 DAX Index	1,759,583	1,830,547	70,964
28	September 2006 Australian Dollar	2,064,280	2,079,840	15,560
32	September 2006 Canadian Dollar	2,858,720	2,870,720	12,000
89	September 2006 Euro FX GLBX	14,152,669	14,295,625	142,956
65	September 2006 Swiss Franc	6,659,244	6,695,812	36,568
24	September 2006 British Pounds	2,773,300	2,776,200	2,900
131	September 2006 Japanese Yen	14,532,719	14,462,400	(70,319)
				$1,656,263
	US Equity Fund
	Long Financial Futures Contracts
286	September 2006 S&P 500 Index	89,044,962	91,477,100	$2,432,138
	Short Financial Futures Contracts
21	September 2006 Midcap 400 Index	(7,633,500)	(8,101,800)	(468,300)
110	September 2006 Russell 2000 Index	(38,657,500)	(40,232,500)	(1,575,000)
				(2,043,300)
				$388,838

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

Appendix D

Capital Share Transactions

	Six Months Ended June 30, 2006*		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Multi-Asset Fund
Shares Sold	17,474,811	$272,807,104	19,346,391	$284,847,509
Shares Reinvested	808,459	12,495,590	3,211,631	48,169,993
Entry Fee	—	1,370,864	—	1,429,118
Exit Fee	—	169,844	—	85,982
Subtotal	18,283,270	286,843,402	22,558,022	334,532,602
Shares Redeemed	(2,181,748)	(33,968,960)	(1,180,802)	(17,196,663)
Net Increase	16,101,522	$252,874,442	21,377,220	$317,335,939
International Equity Fund
Shares Sold	636,416	$10,362,869	1,947,123	$26,704,265
Shares Reinvested	195,478	3,135,467	462,254	6,537,824
Entry Fee	—	78,309	—	201,795
Exit Fee	—	134,871	—	75,000
Subtotal	831,894	13,711,516	2,409,377	33,518,884
Shares Redeemed	(1,161,055)	(17,982,886)	(719,116)	(10,000,042)
Net Increase (Decrease)	(329,161)	$(4,271,370)	1,690,261	$23,518,842
US Equity Fund
Shares Sold	950,240	$13,984,069	774,939	$11,084,328
Shares Reinvested	24,605	357,754	1,178,631	16,683,513
Entry Fee	—	35,047	—	27,780
Exit Fee	—	53,628	—	135,191
Subtotal	974,845	14,430,498	1,953,570	27,930,812
Shares Redeemed	(1,467,107)	(21,451,370)	(3,636,829)	(54,076,718)
Net Decrease	(492,262)	$(7,020,872)	(1,683,259)	$(26,145,906)
Government Bond Fund
Shares Sold	342,403	$3,215,174	1,499,342	$14,525,584
Shares Reinvested	87,930	803,977	164,896	1,596,426
Subtotal	430,333	4,019,151	1,664,238	16,122,010
Shares Redeemed	(83,932)	(767,500)	(2,175,561)	(21,173,383)
Net Increase (Decrease)	346,401	$3,251,651	(511,323)	$(5,051,373)
Short-Term Fund
Shares Sold	11,424,667	$111,419,570	19,960,879	$195,375,342
Shares Reinvested	211,661	2,061,921	313,972	3,069,017
Subtotal	11,636,328	113,481,491	20,274,851	198,444,359
Shares Redeemed	(14,014,826)	(136,835,209)	(17,599,255)	(172,399,607)
Net Increase (Decrease)	(2,378,498)	$(23,353,718)	2,675,596	$26,044,752

*                     Unaudited

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	June 30, 2006

Appendix E

Restricted Securities as of June 30, 2006

The following restricted securities were held by the funds as of  June 30, 2006, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

	Investment	Date of Acquisition	Cost
Multi-Asset Fund	Convexity Capital Offshore, LP	02/16/06	$42,000,000
	Farallon Capital Institutional Partners, LP	04/01/95-11/01/05	17,746,138
	Freeman Fair Value Fund I, LP	09/30/04-07/01/05	50,000,000
	Landsdowne UK Equity Fund Ltd.	06/01/06	16,000,000
	Lone Cascade, LP	01/03/06	4,473,000
	Lone Picea, LP, Class D	01/02/03-01/02/04	2,279,000
	Lone Picea, LP, Class B	01/03/2005	1,617,000
	Lone Redwood, LP	12/29/98	3,154,356
	Maverick Fund USA Ltd.	12/31/02-09/01/04	20,000,000
	Maverick Fund USA Ltd., Class C	01/03/06	3,643,689
	OZ Domestic Partners, LP	12/31/01-09/30/03	9,000,000
	Regiment Capital Ltd.	6/30/2003	6,000,000
	Tosca	12/30/03-7/31/04	11,000,000
	Value Realization Fund, LP (The)	12/31/97-04/03/06	23,797,936
International Equity Fund	Convexity Capital Offshore, LP	02/16/06	11,000,000
	Lansdowne UK Equity Fund Ltd.	05/31/03	8,000,000
	Tosca	07/01/04	4,700,000
US Equity Fund	Adage Capital Partners, LP	12/31/01-06/30/03	23,212,672
	Freeman Fair Value Fund I, LP	09/30/04-12/31/04	18,000,000
	Gotham Partners, LP	12/31/96-06/26/97	660,814
	Pacific Rim Mining Corp. - ASE Shares	06/01/04	100,800

At June 30, 2006, the aggregate market value of restricted securities was: Multi-Asset Fund:  $268,376,210 (19.9% of net assets); International Equity Fund: $29,606,548 (11.5% of net assets); US Equity Fund: $51,024,492 (25.7% of net assets). All of the above listed securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, which the board of directors deemed to be liquid and Multi-Asset Fund’s holding in The Value Realization Fund, LP, which the board of directors deemed to be 90% liquid. The above list does not include other securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. These securities may also be deemed to be restricted.

NOTES TO FINANCIAL STATEMENTS (uNAUDITED)	June 30, 2006

Appendix F

Reverse Repurchase Agreements as of June 30, 2006

Multi-Asset Fund

Description	Face Value	Market Value
Morgan Stanley Dean Witter, Variable Rate, 4.50%, dated 06/01/06, to be repurchased on 07/20/06, at face value, plus accrued interest	$6,613,208	$6,637,828
Bear, Stearns & Co., Inc., 4.75% , dated 06/15/06, to be repurchased on 07/17/06, at face value, plus accrued interest	20,075,000	20,117,381
Bear, Stearns & Co., Inc., 4.98%, dated 06/28/06, to be repurchased on 07/05/06, at face value, plus accrued interest	4,831,250	4,833,255
Total reverse repurchase agreements		$31,588,464
Average balance outstanding		$34,329,184
Average interest rate		3.45%
Maximum face value outstanding		$43,228,826
Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

Government Bond Fund

Description	Face Value	Market Value
Bear, Stearns & Co., Inc., 4.75%, dated 06/15/06, to be repurchased on 07/17/06, at face value, plus accrued interest	$20,075,000	$20,117,381
Morgan Stanley Dean Witter, Variable Rate, 4.95%, dated 06/28/06, to be repurchased on 07/03/06, at face value, plus accrued interest	6,010,340	6,012,769
Morgan Stanley Dean Witter, 4.80%, dated 06/28/06, to be repurchased on 07/03/06, at face value, plus accrued interest	9,800,000	9,803,920
Total reverse repurchase agreements		$35,934,070
Average balance outstanding		$39,297,514
Average interest rate		3.85%
Maximum face value outstanding		$66,175,023

NOTES TO FINANCIAL STATEMENTS (uNAUDITED) June 30, 2006

Appendix G

Written Option Contracts as of June 30, 2006

Multi-Asset Fund	Number of Contracts	Premiums
Outstanding at beginning of period	330	$43,778
Options Written	785	145,980
Options Canceled in Closing Transactions	(1,087)	(170,099)
Options Expired	0	0
Options Exercised	0	0
Outstanding at end of period	28	$19,659

NOTES TO FINANCIAL STATEMENTS (uNAUDITED) June 30, 2006

Appendix H

Swap Agreements as of June 30, 2006

Multi-Asset Fund

Total Return Swap

							Net Unrealized Loss
Notional Amount		Expiration Date	Counterparty	Receive	Pay	Index	For the Six Months Ended June 30, 2006
$5,000,000	USD	12/28/2006	AIG	Return on Index	3-Month	The Dow Jones — AIG	$(917,613)
					US Treasury Bill Rate +0.40%	Commodity Index Total Return

FUND EXPENSES (UNAUDITED)	June 30, 2006

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which in the case of the Multi-Asset Fund, International Equity Fund and US Equity Fund, include the entry and exit fees described in the Funds’ Prospectus; and (2) on-going costs, including management fees and other Fund expenses.  The following examples are intended to help you understand your on-going costs (in dollars) of investing in a Fund and to compare these costs with the on-going costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

Actual Expenses

The line in each example identified as “Actual” provides information about actual account values and actual expenses.  You may use the information in the “Actual” line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The line in each example identified as “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period.  You may use this information to compare the on-going costs of investing in a TIP Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the examples are meant to highlight your on-going costs only and do not reflect any transactional costs, such as entry and exit fees.  Therefore, the “Hypothetical” line of each example is useful in comparing on-going costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Multi-Asset Fund

	Including Interest and Dividend Expense**			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
1) Actual	$1,000	$1,059.43	$3.37	$1,000	$1,059.43	$2.71
2) Hypothetical	1,000	1,021.52	3.31	1,000	1,022.17	2.66

*                     Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006, of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest expense, expenses incurred by the fund were 0.53%. The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected as a reduction in the fund’s gross return.

**               Interest Expense is interest deemed paid on reverse repurchase agreements (see Note 5); Dividend expense is dividends paid on securities sold short.

International Equity Fund

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
1) Actual	$1,000	$1,103.42	$3.49
2) Hypothetical	1,000	1,021.47	3.36

*                     Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006, of  0.67%,  multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected as a reduction in the fund’s gross return.

FUND EXPENSES (UNAUDITED)	June 30, 2006

US Equity Fund

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
1) Actual	$1,000	$1,035.58	$3.91
2) Hypothetical	1,000	1,020.96	3.88

*                     Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006, of  0.77%,  multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected as a reduction in the fund’s gross return.

Government Bond Fund

	Including Interest Expense**			Excluding Interest Expense**
	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
1) Actual	$1,000	$963.74	$20.26	$1,000	$963.74	$3.02
2) Hypothetical	1,000	1,004.17	20.67	1,000	1,021.72	3.11

*                     Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006, of  4.16%,  multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest expense, expenses incurred by the fund were 0.62%. The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected as a reduction in the fund’s gross return. Actual expenses reflect fee waivers in effect during the period.

**     Interest Expense is interest deemed paid on reverse repurchase agreements (see Note 5).

Short-Term Fund

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
1) Actual	$1,000	$1,020.98	$1.05
2) Hypothetical	1,000	1,023.75	1.05

*                     Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006, of  0.21%,  multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected as a reduction in the fund’s gross return.

ADDITIONAL INFORMATION (UNAUDITED)	June 30, 2006

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIP’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the websites noted above.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF Website at www.tiff.org.

APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS (UNAUDITED)	June 30, 2006

At a meeting held on June 5, 2006, the board evaluated the investment advisory agreement between each of the TIP funds and TAS (as the advisor) and money managers (as sub-advisors). The board had requested and received information from TAS and the money managers in advance of the meeting, which the independent directors reviewed separately in executive session with their independent counsel prior to the meeting. The information obtained in advance from TAS and the money managers included:

Personnel and Services

Investment Strategies
Material Changes Relevant to Provision of Services
Portfolio Holdings Disclosure

Portfolio Management and Performance

Information Relied upon in Provision of Services
Performance Information (historical returns for each manager and its benchmark)

Brokerage Practices

Allocation Methodology
Best Execution
Consistency of Commission Rates
Commission Recapture Programs

Fees and Expenses

Benefits Derived from Advisory/Subadvisory Relationship
Expense Ratio Comparison
Economies of Scale

Compliance and Administration

Adoption of Compliance Program
Chief Compliance Officer
Compliance with Portfolio Investment Policies and Regulatory Requirements
Compliance Issues in the Past Year
Regulatory Examinations
Substantive Litigation
Governmental Inquiries
Financial Impairment
Codes of Ethics
Business Continuity Plan

In addition, the board considered the following: (i) memoranda from counsel setting forth the board’s fiduciary duties and responsibilities under the 1940 Act and the factors the board should consider in its evaluation of the advisory agreements (collectively, the “15(c) Memoranda”); (ii) a Lipper report describing the factors a mutual fund board should consider when evaluating management services rendered to a fund; (iii) a Lipper report comparing each fund’s advisory fees and expenses to those of its peer group; (iv) a report comparing the performance of each fund to the performance of its applicable benchmark; (v) additional information from TAS regarding the fees charged by TAS to each fund; (vi) additional information detailing the individual portfolio managers and fee schedule for each money manager; (vi) the most recent quarterly TIP Manager Monitor for TAS and each money manager; (vii) highest brokerage commissions paid by each fund; and (viii) TAS Financial Summary through April 30, 2006, unaudited TAS profit and loss summary, and draft 2005 audited financials.

Nature, Extent, and Quality of Services

The board considered a number of factors in evaluating TAS and the money managers. It noted that information received at regular meetings throughout the year related to the services rendered by the advisor and money managers concerning the management of the funds’ affairs. The board’s evaluation of the services provided by TAS and the money managers took into account the board’s knowledge and familiarity gained as board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating fund assets across managers and asset classes, managing certain asset types in-house (e.g., TIPS, Treasuries, and futures), and its compliance responsibilities. The board also considered each money manager’s skills and experience in managing the underlying portfolios given the particular universe of asset types available to the manager, its trading acumen, and performance tendencies in various market cycles. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the advisory agreements with TAS and each of the money managers.

TIFF Multi-Asset Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

The board reviewed the TIFF Multi-Asset Fund’s performance against its benchmarks (constructed index based on the normal allocation to each asset class; CPI plus 5% per annum) and considered TAS’s implementation of the fund’s investment strategy across multiple asset classes and money managers. The fund outperformed both benchmarks over the trailing one-, three-, and five-year periods (through March 31, 2006), and its 10-year and since inception returns were only slightly behind the constructed index but well ahead of CPI + 5%.

APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS (UNAUDITED)	June 30, 2006

The board also reviewed fees and expenses for the Multi-Asset Fund, noting that the net advisory expense and reported total expenses of the fund were well below both the Lipper-reported peer group median and peer group average. The peer group for the Multi-Asset Fund is represented by Lipper’s Global Flexible Portfolio Funds. The board noted that TAS’s fee schedule and the fee schedule of at least one money manager included breakpoints enabling MAF to benefit from economies of scale. Certain other money managers received performance-based fees, which the board felt appropriately aligned the money managers’ interests with those of shareholders, whether benefits of economies of scale were realized by MAF or not.

TIFF International Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

The board reviewed the TIFF International Equity Fund’s performance against its benchmark of the MSCI All Country World ex US Index and considered TAS’s implementation of the fund’s investment strategy across multiple money managers. Through March 31, 2006, the fund had outperformed its benchmark over all periods except trailing one year, where it had underperformed by just over 2%.

The board reviewed fees and expenses for the International Equity Fund, noting that the net advisory expense and reported total expenses of the fund were well below both the Lipper-reported peer group median and peer group average. The peer group for the International Equity Fund is represented by Lipper’s International Multi-Cap Value Funds. The board noted that TAS’s fee schedule and the fee schedule of at least one money manager included breakpoints that would enable IEF to benefit from economies of scale should fund assets grow. Certain other money managers received performance-based fees, which the board felt appropriately aligned the money managers’ interests with those of shareholders, whether benefits of economies of scale were realized by IEF or not.

TIFF US Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

The board reviewed the TIFF US Equity Fund’s performance against its benchmark of the Dow Jones Wilshire 5000 and considered TAS’s implementation of the fund’s investment strategy across multiple money managers. Through March 31, 2006, the fund had outperformed its benchmark over all periods except trailing one year, where it had underperformed by approximately 1.7%.

The board reviewed fees and expenses for the US Equity Fund, noting that the net advisory expense and reported total expenses of the fund were well below both the Lipper-reported peer group median and peer group average. The peer group for the US Equity Fund is Lipper’s Multi-Cap Core Funds. The board noted that TAS’s fee schedule included breakpoints that would enable USEF to benefit from economies of scale should fund assets grow. Certain other money managers received performance-based fees, which the board felt appropriately aligned the money managers’ interests with those of shareholders, whether benefits of economies of scale were realized by USEF or not.

TIFF Government Bond Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

The board reviewed the TIFF Government Bond Fund’s performance against its benchmark of the Citigroup 10-Year US Treasury Index and considered TAS’s implementation of its investment strategy. The fund outperformed its benchmark for all periods for which annualized returns were available through March 31, 2006 (trailing one- and three-year periods and since inception), recognizing the fund’s relatively recent inception date of March 31, 2003, and the challenges of managing a small pool of assets (less than $40 million).

The board reviewed fees and expenses for the Government Bond Fund, noting that, despite the fund’s small asset base, the net advisory expense and reported total expenses were well below both the Lipper-reported peer group median and peer group average. The peer group for the Government Bond Fund is represented by Lipper’s General U.S. Treasury Funds. The board inquired about the difference between the reported total expenses for the fund used by Lipper in the peer group comparisons and the total operating expenses for the fund reported in its annual report. Mr. Vastardis stated that, for financial reporting purposes, the total operating expenses included interest expense incurred by the fund and the reported total expenses used by Lipper excluded interest expense. The board noted that TAS’s fee schedule included breakpoints that would enable GBF to benefit from economies of scale should fund assets grow. Smith Breeden received performance-based fees, which the board felt appropriately aligned the money manager’s interests with those of shareholders, whether benefits of economies of scale were realized by GBF or not. The board also noted that TAS waived its fees on GBF in 2005.

TIFF Short-Term Fund Performance, Fees, and Expenses

The board reviewed the TIFF Short-Term Fund’s performance against its benchmarks (Merrill Lynch 6-Month Treasury Bill Index and the same Index less 50 basis points per annum) and considered TAS’s internal management of the fund since 2003. Not surprisingly, the fund slightly underperformed the Index itself over all time periods given that the Index does not reflect any fees or expenses. However, the fund outperformed the Index less 50 bp per annum over all time periods (through March 31, 2006). These results were consistent with the board’s expectations of the fund’s performance relative to each benchmark.

The board reviewed fees and expenses for the Short-Term Fund, noting that the net advisory expense and reported total expenses of the fund were well below both the Lipper-reported peer group median and peer group average. The peer group for the Short-Term Fund is represented by Lipper’s Ultra-Short Obligation Funds. The board noted that TAS’s fee schedule included breakpoints that would enable STF to benefit from economies of scale should fund assets grow.

APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS (UNAUDITED)	June 30, 2006

Money Managers

The board then considered each money manager, reviewing absolute and relative performance, portfolio managers, fee schedule, expectations for the asset class in which the manager invested, benchmark, manager monitor, and responses to the questionnaire distributed in advance of the meeting. The following managers for each fund were reviewed in turn:

Multi-Asset Fund	Aronson+Johnson+Ortiz, LP
S&P 500 Index

Marathon Asset Management Ltd.
MSCI All Country World Index

Mondrian Investment Partners Limited
MSCI All Country World Index

K.G. Redding & Associates, LLC
MS REIT Index

Smith Breeden Associates, Inc.
33% Citigroup 10-year US Treasury Index /
67% TIPS 10-year Index

Wellington Management Company, LP
Resource-Related Sectors of MSCI World Index

International Equity Fund	Marathon Asset Management
MSCI All Country World ex US Index

Mondrian Investment Partners Limited
MSCI All Country World ex US Index

US Equity Fund	Aronson+Johnson+Ortiz
S&P 500 Index

Shapiro Capital Management Company, Inc.
Russell 2000 Index

Westport Asset Management, Inc.
Russell 2000 Index

Government Bond Fund	Smith Breeden Associates, Inc.
Citigroup 10-year US Treasury Index

Conclusion of Investment Advisor and Money Manager Agreement Reviews

After discussion, the board voted to re-approve each fund’s investment advisory agreement with TAS as well as the funds’ money manager agreements. The board based its evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the funds; (iii) the nature, quality, cost, and extent of the services performed by TAS and each of the money managers; (iv) the fees charged by TAS and each of the money managers; and (v) the overall organization and experience of TAS and each of the money managers. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together. In addition, the board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The board did not specifically consider the profitability of each money manager resulting from its relationship with the fund because none of the money managers was affiliated with TAS or any TIP fund except by virtue of serving as a money manager, and the fees between each money manager and TIP were negotiated on an arms-length basis in a competitive marketplace.

DIRECTORSAND PRINCIPAL OFFICERS(UNAUDITED)

Name (Year of Birth) Address	Position with Fund	Length of Service (a)	Principal Occupation for Last Five Years	Other Directorships
Independent Directors
Suzanne Brenner (1958) Deputy CIO and Associate Treasurer The Metropolitan Museum of Art 1000 Fifth Avenue New York, NY 10028	Director	3 years	senior investment officer	none
Harry N. Hoffman III (1955) Treasurer and CIO Mayo Clinic 200 First Street SW Rochester, MN 55905	Director	5 years	chief investment officer	none
Sheryl L. Johns (1956) Executive Vice President Houston Endowment Inc. (c) 600 Travis, Suite 6400 Houston, TX 77002	Director Chair Executive Vice President	10 years	chief financial officer	none
Interested Directors
William H. McLean (1955) (b) Vice President and CIO Northwestern University 1800 Sherman Ave., Suite 400 Evanston, IL 60201	Director	6 years	chief investment officer	TIFF Advisory Services, Inc.
Principal Officers
Richard J. Flannery (1957) TIFF 300 Conshohocken State Road Suite 580 West Conshohocken, PA 19428	President and CEO	3 years	chief executive officer previously executive vice president of Delaware Investments	TIFF Advisory Services, Inc.
David A. Salem (1956) TIFF 20 University Road, Suite 455 Cambridge, MA 02138	Vice President and CIO	13 years	chief investment officer	TIFF Advisory Services, Inc.
Tina M. Leiter (1966) TIFF 590 Peter Jefferson Parkway, Suite 250 Charlottesville, VA 22911	Secretary	3 years	investment operations
William E. Vastardis (1955) Vastardis Capital Services LP 41 Madison Avenue, 30th Floor New York, NY 10010	Treasurer and CFO and CCO	13 years	fund administration
Richelle S. Maestro (1957) TIFF 300 Conshonhocken State Road, Suite 580 West Conshohocken, PA 19428	Vice President Chief Legal Officer	< 1 year	general counsel previously executive vice president/general counsel of Delaware Investments
Tamara C. Broad (1976) 590 Peter Jefferson Parkway, Suite 250 Charlottesville, VA 22911	Vice President	< 1 year	investment operations previously student of Darden Graduate School of Business and Administration previously control and operations at Freddie Mac

(a)       Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.

(b)      Mr. McLean is deemed to be an “interested director” because he also serves as a director of TIFF Advisory Services, Inc., the mutual funds’ advisor.

(c)       Considered a fundamental member of the Funds

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TIFF INVESTMENT PROGRAM

ADVISOR

TIFF Advisory Services, Inc.
590 Peter Jefferson Parkway, Suite 250
Charlottesville, VA 22911
phone     434-817-8200
fax           434-817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL

Dechert
1500 I Street, NW
Washington, DC 20005

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

OPERATIONS MONITORING AGENT

Vastardis Fund Services LLC
41 Madison Avenue, 30th Floor
New York, NY 10010

MONEY MANAGERS

TIFF Multi-Asset Fund
Aronson+Johnson+Ortiz, LP
Canyon Capital Advisors LLC
Convexity Capital Management, LP
Farallon Capital Management, LLC
Freeman Associates Investment Management LLC
Landsdowne Partners Limited
Lone Pine Capital LLC
Marathon Asset Management, LLP
Maverick Capital, Ltd.
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group
K.G. Redding & Associates, LLC
Regiment Capital Management, LLC
Smith Breeden Associates, Inc.
Toscafund Limited
Wellington Management Company, LLP

TIFF International Equity Fund
Convexity Capital Management, LP
Lansdowne Partners Limited
Marathon Asset Management, LLP
Mondrian Investment Partners Limited
Toscafund Limited

TIFF US Equity Fund
Adage Capital Management, LP
Aronson+Johnson+Ortiz, LP
Freeman Associates Investment Management LLC
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF Government Bond Fund
Smith Breeden Associates, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

This report must be accompanied or preceded by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant does not have procedures in place by which shareholders may recommend nominees to Registrant’s board.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30(a)-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)  Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	9/8/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	9/8/2006

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer

Date	9/8/2006